UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23801

Bitwise Funds Trust

(Exact name of registrant as specified in charter)

250 Montgomery Street, Suite 200

San Francisco, California 94101

(Address of principal executive offices) (Zip code)

Delaware Trust Company

251 Little Falls Drive

Wilmington, New Castle County, Delaware 19808

(Name and address of agent for service)

Copies of Communications to

Richard J. Coyle, Esq.

Chapman and Cutler, LLP

320 South Canal Street

Chicago, Illinois 60606

Johanna Collins-Wood, Esq.

Bitwise Asset Management, Inc.

250 Montgomery Street, Suite 200

San Francisco, CA 94104

Registrant’s telephone number, including area code: (415) 707-3663

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Bitwise Bitcoin Standard Corporations ETF

OWNB | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026

This semi-annual shareholder report contains important information about the Bitwise Bitcoin Standard Corporations ETF for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ownbetf.com/materials. You can also request this information by contacting us at 1-415-707-3663.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Bitcoin Standard Corporations ETF	$38	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$15,136,428
Total advisory fees paid	$91,765
Total number of portfolio holdings	27
Period portfolio turnover rate	34%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Information Technology	57.1%
Financials	19.3%
Consumer Discretionary	13.9%
Communication Services	6.6%
Health Care	3.0%
Money Market Funds	7.7%
Liabilities in Excess of Other Assets	(7.6)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Crypto Industry Innovators ETF

BITQ | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026

This semi-annual shareholder report contains important information about the Bitwise Crypto Industry Innovators ETF for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bitqetf.com. You can also request this information by contacting us at 1-415-707-3663.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Crypto Industry Innovators ETF	$47	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$409,231,728
Total advisory fees paid	$1,732,743
Total number of portfolio holdings	32
Period portfolio turnover rate	46%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Information Technology	58.6%
Financials	37.7%
Consumer Discretionary	3.2%
Money Market Funds	1.1%
Liabilities in Excess of Other Assets	(0.6)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise COIN Option Income Strategy ETF

ICOI | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026

This semi-annual shareholder report contains important information about the Bitwise COIN Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.icoietf.com. You can also request this information by contacting us at 1-415-707-3663.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise COIN Option Income Strategy ETF	$41	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$17,833,902
Total advisory fees paid	$109,044
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	2.5%
Money Market Funds	7.8%
Other Assets in Excess of Liabilities	89.7%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise CRCL Option Income Strategy ETF

ICRC | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026

This semi-annual shareholder report contains important information about the Bitwise CRCL Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.icrcetf.com. You can also request this information by contacting us at 1-415-707-3663.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise CRCL Option Income Strategy ETF	$41	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$352,485
Total advisory fees paid	$3,056
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	0.3%
Money Market Funds	19.9%
Other Assets in Excess of Liabilities	79.8%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Ethereum Option Income Strategy ETF

IETH | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026

This semi-annual shareholder report contains important information about the Bitwise Ethereum Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.iethetf.com. You can also request this information by contacting us at 1-415-707-3663.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Ethereum Option Income Strategy ETF	$37	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$478,641
Total advisory fees paid	$3,398
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	2.3%
Money Market Funds	11.1%
Other Assets in Excess of Liabilities	86.6%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise GME Option Income Strategy ETF

IGME | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026

This semi-annual shareholder report contains important information about the Bitwise GME Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.igmeetf.com. You can also request this information by contacting us at 1-415-707-3663.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise GME Option Income Strategy ETF	$51	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$1,146,870
Total advisory fees paid	$7,213
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	5.7%
Money Market Funds	3.4%
Other Assets in Excess of Liabilities	90.9%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise MARA Option Income Strategy ETF

IMRA | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026

This semi-annual shareholder report contains important information about the Bitwise MARA Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.imraetf.com. You can also request this information by contacting us at 1-415-707-3663.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise MARA Option Income Strategy ETF	$54	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$2,226,655
Total advisory fees paid	$13,750
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	11.3%
Money Market Funds	3.9%
Other Assets in Excess of Liabilities	84.8%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise MSTR Option Income Strategy ETF

IMST | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026

This semi-annual shareholder report contains important information about the Bitwise MSTR Option Income Strategy ETF for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.imstetf.com. You can also request this information by contacting us at 1-415-707-3663.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise MSTR Option Income Strategy ETF	$39	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$8,247,051
Total advisory fees paid	$74,088
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Purchased Options	0.4%
Money Market Funds	21.0%
Other Assets in Excess of Liabilities	78.6%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Proficio Currency Debasement ETF

BPRO | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026

This semi-annual shareholder report contains important information about the Bitwise Proficio Currency Debasement ETF for the period from January 21, 2026 to June 30, 2026. You can find additional information about the Fund at www.bproetf.com. You can also request this information by contacting us at 1-415-707-3663.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Proficio Currency Debasement ETF	$33Footnote Reference(a)	0.85%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund began accruing expenses during the reporting period. Expense for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$95,260,558
Total advisory fees paid	$375,422
Total number of portfolio holdings	17
Period portfolio turnover rate	119%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
Gold	47.1%
U.S. Treasury	23.8%
Silver	10.9%
Silver Miner	7.9%
Gold Miner	5.4%
Bitcoin	4.8%
Money Market Funds	0.8%
Liabilities in Excess of Other Assets	(0.7)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

BITC | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026

This semi-annual shareholder report contains important information about the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.bitcetf.com/materials. You can also request this information by contacting us at 1-415-707-3663.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$42	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$14,525,660
Total advisory fees paid	$65,195
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
U.S. Treasury Bill	92.6%
Money Market Funds	7.4%
Other Assets in Excess of Liabilities	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Less than 0.05%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

AETH | NYSE Arca, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2026

This semi-annual shareholder report contains important information about the Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.aethetf.com/materials. You can also request this information by contacting us at 1-415-707-3663.

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	$38	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Table Summary
Fund net assets	$4,390,236
Total advisory fees paid	$26,489
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Summary of Holdings by Investment Type

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Table Summary
Sectors	% of Net Assets
U.S Treasury Bills	91.0%
Money Market Funds	8.8%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting at the website address or contact number included at the beginning of this shareholder report.

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s semi-annual financial statements are attached herewith.

(b)	The registrant’s financial highlights are attached herewith.

June 30, 2026 (Unaudited)

Semi-Annual Financial Statements

and Other Information

Bitwise Funds Trust

Bitwise Bitcoin Standard Corporations ETF (OWNB)

Bitwise Crypto Industry Innovators ETF (BITQ)

(This page intentionally left blank)

Bitwise Funds Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise Bitcoin Standard Corporations ETF

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks – 99.9%
Communication Services – 6.6%
Boyaa Interactive International Ltd.	2,225,708	$542,091
Nexon Co. Ltd.	17,600	232,338
Trump Media & Technology Group Corp.*	29,795	230,613

		1,005,042

Consumer Discretionary – 13.9%
Empery Digital, Inc.*	194,083	690,936
GameStop Corp., Class A*	11,304	249,592
Metaplanet, Inc.*	722,900	889,586
Tesla, Inc.*	635	267,081

		2,097,195

Financials – 19.3%
Bitgo Holdings, Inc., Class A*	52,312	270,976
Block, Inc.*	3,617	274,892
Bullish*(a)	27,790	651,120
Coinbase Global, Inc., Class A*	1,632	238,582
Galaxy Digital, Inc., Class A*(a)	9,802	267,987
Gemini Space Station, Inc., Class A*	58,874	250,803
Twenty One Capital, Inc., Class A*	196,110	970,744

		2,925,104

Health Care – 3.0%
Strive, Inc., Class A*	41,669	454,609

Information Technology – 57.1%
American Bitcoin Corp., Class A*	806,460	549,280
Canaan, Inc., ADR*	688,064	197,543
Capital B*	1,178,242	541,528
Cipher Digital, Inc.*	11,129	272,660
Cleanspark, Inc.*	47,750	694,763
Hut 8 Corp.*	6,527	753,659
Keel Infrastructure Corp.*	48,777	279,168
MARA Holdings, Inc.*(a)	99,855	1,386,986
Remixpoint, Inc.	675,300	747,910
Riot Platforms, Inc.*	30,323	830,244
Strategy, Inc.*	27,495	2,390,140

		8,643,881

Total Common Stocks (Cost $25,817,101)		15,125,831

Securities Lending Collateral – 7.7%
State Street Institutional U.S. Government Money Market Fund - Opportunity Class, 3.55%(b),(c)
(Cost $1,168,318)	1,168,318	1,168,318

Total Investments – 107.6%
(Cost $26,985,419)		$16,294,149
Liabilities in Excess of Other Assets – (7.6)%		(1,157,721)

Net Assets – 100.0%		$15,136,428

See Notes to Financial Statements.	4

Bitwise Bitcoin Standard Corporations ETF

Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

*	Non Income Producing
(a)

All or a portion of the security was on loan. In addition, “Liabilities in Excess of Other Assets” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,109,965; total market value of collateral held by the Fund was $1,177,614. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $9,296.

(b)	Rate shown reflects the 7-day yield as of June 30, 2026.
(c)	Represents cash collateral held in connection with securities lending.

ADR	: American Depositary Receipt

Summary of Investment Type

Industry	% of Net Assets
Information Technology	57.1%
Financials	19.3%
Consumer Discretionary	13.9%
Communication Services	6.6%
Health Care	3.0%
Money Market Funds	7.7%
Total Investments	107.6%
Liabilities in Excess of Other Assets	(7.6)%
Net Assets	100.0%

Country Breakdown^

Country	% of Net Assets
United States	77.5%
Japan	12.3%
Canada	5.0%
China	4.9%
Cayman Islands	4.3%
France	3.6%
Liabilities in Excess of Other Assets	(7.6)%
Total	100.0%

^	The Fund’s country breakdown may change over time.

See Notes to Financial Statements.	5

Bitwise Crypto Industry Innovators ETF

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Common Stocks – 99.5%
Consumer Discretionary – 3.2%
MercadoLibre, Inc.*	3,981	$6,757,309
Metaplanet, Inc.*	4,912,400	6,045,101
		12,802,410
Financials – 37.7%
Bank of New York Mellon Corp. (The)	44,931	6,497,472
BlackRock, Inc.	6,427	6,179,946
Bullish*	158,181	3,706,181
CME Group, Inc.	24,855	5,488,730
Coinbase Global, Inc., Class A*(a)	279,865	40,913,464
DBS Group Holdings Ltd.	129,300	6,537,725
Deutsche Boerse AG	22,510	6,145,689
Etoro Group Ltd., Class A*	212,864	8,401,742
Figure Technology Solutions, Inc., Class A*	586,231	18,003,154
Galaxy Digital, Inc., Class A*	763,071	20,862,361
Mastercard, Inc., Class A	13,029	6,691,694
OSL Group Ltd.*(a)	2,293,500	3,372,084
Robinhood Markets, Inc., Class A*	77,577	7,779,421
Societe Generale SA	78,776	6,968,307
Visa, Inc., Class A	19,774	6,784,262
		154,332,232
Information Technology – 58.6%
Bitdeer Technologies Group, Class A*	566,524	8,990,736
BitMine Immersion Technologies, Inc.	1,207,113	16,066,674
Cipher Digital, Inc.*	854,926	20,945,687
Circle Internet Group, Inc.*(a)	239,077	14,973,393
Cleanspark, Inc.*	1,012,098	14,726,026
Hive Digital Technologies Ltd.*(a)	475,494	1,730,798
Hut 8 Corp.*	170,825	19,724,794
IREN Ltd.*(a)	784,753	35,886,755
Keel Infrastructure Corp.*	2,407,200	13,777,243
MARA Holdings, Inc.*	1,525,531	21,189,626
Riot Platforms, Inc.*	778,309	21,310,100
Strategy, Inc.*	354,131	30,784,608
Terawulf, Inc.*	799,713	19,752,911
		239,859,351
Total Common Stocks (Cost $389,437,645)		406,993,993

Securities Lending Collateral – 0.5%
State Street Institutional U.S. Government Money Market Fund - Opportunity Class, 3.55%(b),(c) (Cost $1,960,770)	1,960,770	1,960,770

Money Market Funds – 0.6%
DWS Government Money Market Series Institutional, 3.58%(b) (Cost $2,577,118)	2,577,118	2,577,118

See Notes to Financial Statements.	6

Bitwise Crypto Industry Innovators ETF

Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

Value
Total Investments – 100.6% (Cost $393,975,533)	$411,531,881
Liabilities in Excess of Other Assets – (0.6)%	(2,300,153)
Net Assets – 100.0%	$409,231,728

*	Non Income Producing
(a)

All or a portion of the security was on loan. In addition, “Liabilities in Excess of Other Assets” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,357,444; total market value of collateral held by the Fund was $5,742,095. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,781,325.

(b)	Rate shown reflects the 7-day yield as of June 30, 2026.
(c)	Represents cash collateral held in connection with securities lending.

Summary of Investment Type

Industry	% of Net Assets
Information Technology	58.6%
Financials	37.7%
Consumer Discretionary	3.2%
Money Market Funds	1.1%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Net Assets	100.0%

Country Breakdown^

Country	% of Net Assets
United States	74.8%
Australia	8.8%
Canada	5.2%
Israel	2.1%
France	1.7%
Brazil	1.7%
Singapore	1.6%
Germany	1.5%
Japan	1.5%
Cayman Islands	0.9%
China	0.8%
Liabilities in Excess of Other Assets	(0.6)%
Total	100.0%
^ The Fund’s country breakdown may change over time.

See Notes to Financial Statements.	7

Bitwise Funds Trust

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

	Bitwise Bitcoin Standard Corporations ETF	Bitwise Crypto Industry Innovators ETF
Assets
Investments, at fair value (including securities on loan) (a)	$16,294,149	$411,531,881
Cash	—	100
Receivables:
Dividends	14,085	4,512
Securities sold	9,666	—
Foreign tax reclaim	723	7,692
Securities lending income	427	5,052

Total assets	16,319,050	411,549,237

Liabilities
Due to custodian	753	900
Payable upon return of securities loaned	1,168,318	1,960,770
Payables:
Investment advisory fees	13,551	319,817
Capital shares	—	36,022

Total liabilities	1,182,622	2,317,509

Net Assets	$15,136,428	$409,231,728

Net Assets Consist of
Paid-in capital	$35,462,230	$394,935,460
Distributable earnings (loss)	(20,325,802)	14,296,268

Net Assets	$15,136,428	$409,231,728

Number of Common Shares outstanding	850,008	16,675,000

Net Asset Value, offering and redemption price per share	$17.81	$24.54

Investments in non-affiliated securities, at cost	$26,985,419	$393,975,533

(a) Market value of securities on loan	$1,109,965	$5,357,444
Non-cash collateral for securities on loan	$9,296	$3,781,325
Foreign currency at cost	$—	$—

See Notes to Financial Statements.	8

Bitwise Funds Trust

Statements of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

	Bitwise Bitcoin Standard Corporations ETF	Bitwise Crypto Industry Innovators ETF
Investment Income
Dividend income*	$26,347	$614,397
Securities lending income, net of borrower rebates	3,038	6,269

Total income	29,385	620,666

Expenses
Investment advisory fees	91,765	1,732,743

Total expenses	91,765	1,732,743

Net investment income (loss)	(62,380)	(1,112,077)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(4,380,752)	(16,019,345)
In-kind redemptions	190,999	110,326,366
Foreign currency transactions	(5,443)	(110,222)

Net realized gain (loss)	(4,195,196)	94,196,799

Net change in unrealized appreciation (depreciation) on:
Investments	349,103	(11,602,202)
Foreign currency translations	3	(111)

Net unrealized gain (loss)	349,106	(11,602,313)

Net realized and unrealized gain (loss)	(3,846,090)	82,594,486

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,908,470)	$81,482,409

* Net of foreign tax withheld	$1,668	$11,724

See Notes to Financial Statements.	9

Bitwise Funds Trust

Statements of Changes in Net Assets

	Bitwise Bitcoin Standard Corporations ETF
	For the Six Months Ended June 30, 2026 (Unaudited)	For the period March 10, 2025(1) to December 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(62,380)	$(156,380)
Net realized gain (loss)	(4,195,196)	3,026,676
Net change in net unrealized appreciation (depreciation)	349,106	(11,040,387)

Net increase (decrease) in net assets resulting from operations	(3,908,470)	(8,170,091)

Distributions to shareholders	—	(215,052)

Fund Shares Transactions
Proceeds from Shares sold	—	50,484,387(2)
Value of Shares redeemed	(5,814,196)	(17,240,350)(2)

Net increase (decrease) in net assets resulting from fund Share transactions	(5,814,196)	33,244,037

Total net increase (decrease) in net assets	(9,722,666)	24,858,894

Net Assets
Beginning of period	24,859,094	200

End of period	$15,136,428	$24,859,094

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,150,008	8
Shares sold	—	1,725,000(2)
Shares redeemed	(300,000)	(575,000)(2)

Shares outstanding, end of period	850,008	1,150,008

(1)	Commencement of operations.
(2)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $17,079,221 and $(17,242,449), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 575,000 and (575,000), respectively.

See Notes to Financial Statements.	10

Bitwise Funds Trust

Statements of Changes in Net Assets (Continued)

	Bitwise Crypto Industry Innovators ETF †
	For the Six Months Ended June 30, 2026	For the Period April 1, 2025 to December 31,	For the Fiscal Year Ended
	(Unaudited)	2025	March 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(1,112,077)	$(1,062,446)	$(253,463)
Net realized gain (loss)	94,196,799	58,729,697	22,937,297
Net change in net unrealized appreciation (depreciation)	(11,602,313)	21,485,860	(47,033,891)

Net increase (decrease) in net assets resulting from operations	81,482,409	79,153,111	(24,350,057)

Distributions to shareholders	—	—	(1,643,512)

Fund Shares Transactions
Proceeds from Shares sold	166,148,049(1)	194,462,837	58,738,335
Value of Shares redeemed	(192,982,986)(1)	(66,042,955)	(24,820,790)

Net increase (decrease) in net assets resulting from fund Share transactions	(26,834,937)	128,419,882	33,917,545

Total net increase (decrease) in net assets	54,647,472	207,572,993	7,923,976

Net Assets
Beginning of period	354,584,256	147,011,263	139,087,287

End of period	$409,231,728	$354,584,256	$147,011,263

Changes in Shares Outstanding
Shares outstanding, beginning of period	17,750,000	12,100,000	10,550,000
Shares sold	6,450,000(1)	8,475,000	3,275,000
Shares redeemed	(7,525,000)(1)	(2,825,000)	(1,725,000)

Shares outstanding, end of period	16,675,000	17,750,000	12,100,000

†	The Fund changed its fiscal year end from March 31 to December 31 on October 27, 2025.
(1)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $81,730,794 and $(83,454,815), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 3,000,000 and (3,000,000), respectively.

See Notes to Financial Statements.	11

Bitwise Funds Trust

Financial Highlights

	For the Six
	Months Ended	Period Ended
Bitwise Bitcoin Standard Corporations ETF	June 30, 2026	December 31,
Selected Per Share Data	(Unaudited)	2025(a)
Net Asset Value, beginning of period	$21.62	$25.00(b)

Income (loss) from investment operations:
Net investment income (loss)(c)	(0.06)	(0.19)
Net realized and unrealized gain (loss)	(3.75)	(3.00)

Total from investment operations	(3.81)	(3.19)

Less distributions from:
Net realized gains	—	(0.19)

Total distributions	—	(0.19)

Net Asset Value, end of period	$17.81	$21.62

Total Return (%)	(17.62)(d)	(12.90)(b)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$15.1	$24.9
Ratio of expenses (%)	0.85(e)	0.85(e)(f)
Ratio of net investment income (loss) (%)	(0.58)(e)	(0.78)(e)(f)
Portfolio turnover rate (%)(g)	34(d)	101(d)

(a)	For the period March 10, 2025 (commencement of operations) through December 31, 2025.
(b)

Beginning of period NAV represents NAV per share as of initial seeding of the series. Creation units issued on March 10, 2025 were issued at NAV of $21.87 per share, where the respective Total Return equates to (0.42)% for the same period.

(c)	Per share amounts have been calculated using the average shares outstanding.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period March 11, 2025 (commencement of Fund expenses) through December 31, 2025.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Financial Statements.	12

Bitwise Funds Trust

Financial Highlights (Continued)

	For the	For the	Years Ended March 31,
Bitwise Crypto Industry Innovators ETF Selected Per Share Data	Six Months Ended June 30, 2026 (Unaudited)	Period April 1, 2025 to December 31, 2025 †	2025	2024	2023	Period Ended March 31, 2022(a)
Net Asset Value, beginning of period	$19.98	$12.15	$13.18	$5.84	$17.31	$24.70

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.06)	(0.07)	(0.02)	0.07	0.02	(0.14)
Net realized and unrealized gain (loss)	4.62	7.90	(0.86)	7.45	(11.49)	(6.59)

Total from investment operations	4.56	7.83	(0.88)	7.52	(11.47)	(6.73)

Less distributions from:
Net investment income	—	—	(0.15)	(0.18)	—	(0.66)

Total distributions	—	—	(0.15)	(0.18)	—	(0.66)

Net Asset Value, end of period	$24.54	$19.98	$12.15	$13.18	$5.84	$17.31

Total Return (%)	22.85(c)	64.42(c)	(7.00)	128.93	(66.26)	(27.85)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$409	$355	$147	$139	$61	$125
Ratio of expenses (%)	0.85(d)	0.85(d)	0.85(d)	0.85	0.85	0.85(d)
Ratio of net investment income (loss) (%)	(0.55)(d)	(0.46)(d)	(0.16)(d)	0.81	0.23	(0.72)(d)
Portfolio turnover rate (%)(e)	46(c)	56(c)	58	61	63	71(c)

†	The Fund changed its fiscal year end from March 31 to December 31 on October 27, 2025.
(a)	For the period May 11, 2021 (commencement of operations) through March 31, 2022.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Financial Statements.	13

Bitwise Funds Trust

Notes to Financial Statements

June 30, 2026 (Unaudited)

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022 as a Delaware Statutory Trust.

As of June 30, 2026, the Trust consists of eleven investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Bitwise Bitcoin Standard Corporations ETF

Bitwise Crypto Industry Innovators ETF

Each Fund is a non-diversified series of the Trust.

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (the “Board”).

Each Fund offers Shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, Bitwise Bitcoin Standard Corporations ETF and Bitwise Crypto Industry Innovators ETF issues and redeems Shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots of 25,000, 20,000 and 25,000 Shares respectively, each called a “Creation Unit”, to authorized participants. An authorized participant is either (i) a broker-dealer or other participant in the clearing process through Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with the Distributor. Shares are not individually redeemable securities of the Funds, and owners of Shares may acquire those Shares from the Funds or tender such Shares for redemption to the Funds, in Creation Units only.

Fund	Investment objectives
Bitwise Bitcoin Standard Corporations ETF	The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Bitcoin Standard Corporations Index (the “Index”).
Bitwise Crypto Industry Innovators ETF

The Fund seeks investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “Index”). The Index was designed by Bitwise Index Services, LLC (the “Index Sponsor”) to measure the performance of companies involved in servicing the cryptocurrency markets, including crypto mining firms, crypto mining equipment suppliers, crypto financial services companies, or other financial institutions servicing primarily crypto- related clientele (i.e., the crypto ecosystem).

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Adviser (“the Valuation Committee”).

The NAV of the Funds’ Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund Shares outstanding.

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities in the fair value hierarchy.

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Investments in open-ended investment companies are valued at their reported NAV each business day and are categorized as Level 1.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2026 for each Fund based upon the three levels defined above:

Bitwise Bitcoin Standard Corporations ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$15,125,831	$–	$–	$15,125,831
Money Market Funds	1,168,318	–	–	1,168,318

TOTAL	16,294,149	–	–	16,294,149

Bitwise Crypto Industry Innovators ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$406,993,993	$–	$–	$406,993,993
Money Market Funds	4,537,888	–	–	4,537,888

TOTAL	411,531,881	–	–	411,531,881

Cash

Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Investment Transactions and Related Income

Investment transactions are reported on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy is to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Funds’ policy is to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Each Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of Shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statement of Operations.

Foreign Taxes

Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invests. These foreign taxes, if any, are paid by the Funds and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in its respective net realized gain (loss) categories. Receivables and payables related to foreign taxes, if any, are disclosed in the Funds’ Statement of Assets and Liabilities.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Foreign Currency Risk

To the extent that the Funds invests in securities that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

3. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory (for the applicable Funds), transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds, the Adviser is entitled to receive a management fee from each Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Bitwise Bitcoin Standard Corporations ETF	0.85%
Bitwise Crypto Industry Innovators ETF	0.85%

This unitary management fee is designed to pay each Funds’ expenses and to compensate the Adviser for the services it provides to the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Exchange Traded Concepts, LLC, serves as the investment Sub-Adviser Bitwise Crypto Industry Innovators ETF. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds. Prior to October 27, 2025, SEI Investments Global Funds Services served as the administrator of Bitwise Crypto Industry Innovators ETF pursuant to an administration agreement. Brown Brothers Harriman & Co. served as the custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement for Bitwise Crypto Industry Innovators ETF.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares of the Funds.

A Trustee and certain Officers of the Funds are also employees of the Adviser and receive no compensation from the Funds.

4. Investment Transactions

The Funds’ purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Bitwise Bitcoin Standard Corporations ETF	$7,197,468	$7,379,455
Bitwise Crypto Industry Innovators ETF	184,363,477	184,957,375

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Bitwise Bitcoin Standard Corporations ETF	$-	$5,697,847
Bitwise Crypto Industry Innovators ETF	163,867,942	192,323,778

5. Securities Lending

The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of the Funds. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. Income from lending activity, if any, is reflected in the Statement of Operations as Income from securities lending, net, as

Investment Income, and is net of any payable to the borrowers of the securities and the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by the Funds to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Funds.

As of June 30, 2026, the cash collateral consisted of an institutional money market fund and non-cash U.S. Treasury securities collateral with the following maturities:

Fund	Overnight and Continuous	<30 Days	Between 30&90 Days	>90 Days	Total
Bitwise Bitcoin Standard Corporations ETF	$1,168,318	$–	$–	$9,296	$1,177,614
Bitwise Crypto Industry Innovators ETF	1,960,770	–	–	3,781,325	5,742,095

The collateral amount presented is in excess of the securities on loan.

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

6. Fund Share Transactions

Bitwise Bitcoin Standard Corporations ETF and Bitwise Crypto Industry Innovators ETF issue and redeem Shares at NAV only in blocks of 25,000, 20,000 and 25,000 Shares respectively (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Funds.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

7. Federal Income Taxes

At December 31, 2025, for Federal income tax purposes, the Fund have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. During the year ended December 31, 2025, Bitwise Crypto Industry Innovators utilized $16,803,395 from prior year capital loss carryforward.

Fund	Short-Term	Long-Term	Total Amount
Bitwise Bitcoin Standard Corporations ETF	$—	$—	$—
Bitwise Crypto Industry Innovators ETF	55,358,479	31,724,574	87,083,053

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the fiscal year ended December 31, 2025, the following Fund incurred and will elect to defer post-October capital losses as follows:

Fund	Post October Losses Deferrals
Bitwise Bitcoin Standard Corporations ETF	$1,389,476

At June 30, 2026, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Bitwise Bitcoin Standard Corporations ETF	$39,875,290	$(15,027,856)	$1,241,810	$(16,269,666)
Bitwise Crypto Industry Innovators ETF	334,984,302	19,896,912	93,061,484	(73,164,572)

8. Recent Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

9. Segment Reporting

FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial

Bitwise Funds Trust

Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

information available. Selective members of the Executive Management Committee, Officers of the Fund and other senior personnel of the Funds’ adviser, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each individual Fund as a whole and each individual long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of each Fund’s portfolio composition, total return, expense ratio and changes in net assets (i.e., changes in net assets resulting from operations, creations and redemptions), which are used by the CODM to assess the segment’s performance versus each Funds’ comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Funds’ financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations for each respective Fund.

10. Risk and Uncertainties

Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.

11. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date this financial statements were issued. Management has determined that there were no other material events that would require disclosure or recognition in the Funds’ financial statements.

Bitwise Funds Trust

Additional Information (Unaudited)

Discount & Premium Information

Information regarding how often Shares of the Funds traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

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Investment Adviser	Investment Sub-Adviser	Custodian, Administrator,
Bitwise Investment	Vident Advisory, LLC	Securities Lending Agent &
Manager, LLC	1125 Sanctuary Parkway,	Transfer Agent
250 Montgomery Street,	Suite 515 Alpharetta, GA 30009	The Bank of New York Mellon
Suite 200 San Francisco, CA 94104		240 Greenwich Street New York,
NY 10036

Distributor	Investment Sub-Adviser	Legal Counsel
Foreside Fund Services, LLC	Exchange Traded Concept LLC	Chapman and Cutler LLP
Three Canal Plaza, Suite 100	10900 Hefner Pointe Drive, Suite 400	320 South Canal Street
Portland, ME 04101	Oklahoma City, OK 73120	Chicago, IL 60606

Investment Sub-Adviser	Bitwise Funds Trust
Proficio Capital Partners LLC	250 Montgomery Street,
300 Washington Street, Suite 951	Suite 200,
Newton, Massachusetts 02458	San Francisco, CA 94104

June 30, 2026

Semi-Annual Financial Statements

and Other Information

Bitwise Funds Trust

Bitwise COIN Option Income Strategy ETF (ICOI)

Bitwise CRCL Option Income Strategy ETF (ICRC)

Bitwise Ethereum Option Income Strategy ETF (IETH)

Bitwise GME Option Income Strategy ETF (IGME)

Bitwise MARA Option Income Strategy ETF (IMRA)

Bitwise MSTR Option Income Strategy ETF (IMST)

Bitwise Proficio Currency Debasement ETF (BPRO)

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF (BITC)

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF (AETH)

Bitwise Funds Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Bitwise COIN Option Income Strategy ETF

Schedule of Investments

June 30, 2026 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Option – 2.5%
Calls – Exchange-Traded – 2.5%
Coinbase Global,Inc.
Expiration: 7/17/2026; Exercise Price: $160.00	1,132	$18,112,000	$449,970

Total Purchased Options (Cost $2,031,089)			449,970

		Shares
Money Market Funds – 7.8%
DWS Government Money Market Series Institutional, 3.58%(a) (Cost $1,385,194)		1,385,194	1,385,194

Total Investments – 10.3% (Cost $3,416,283)			$1,835,164
Other Assets in Excess of Liabilities – 89.7%			15,998,738

Net Assets – 100.0%			$17,833,902

	Number of Contracts	Notional Amount	Value
Written Options – (11.8)%

Calls – Exchange-Traded – (0.8)%

Coinbase Global,Inc.
Expiration: 7/10/2026; Exercise Price: $167.50	(1,132)	$(18,961,000)	$(134,142)

Puts – Exchange-Traded – (11.0)%

Coinbase Global, Inc.
Expiration: 7/17/2026; Exercise Price: $160.01	(1,132)	(18,113,132)	(1,969,408)

Total Written Options (Premiums Received $(1,746,701))			$(2,103,550)

(a)	Rate shown reflects the 7-day yield as of June 30, 2026.

Summary of Investment Type

Industry	% of Net Assets
Purchased Options	2.5%
Money Market Fund	7.8%
Total Investments	10.3%
Other Assets in Excess of Liabilities	89.7%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	3

Bitwise CRCL Option Income Strategy ETF

Schedule of Investments

June 30, 2026 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Option – 0.3%
Calls – Exchange-Traded – 0.3%
Circle Internet Group, Inc.
Expiration: 7/17/2026; Exercise Price: $90.00	45	$405,000	$1,103

Total Purchased Options (Cost $51,222)			1,103

		Shares
Money Market Funds – 19.9%
DWS Government Money Market Series Institutional, 3.58%(a) (Cost $70,244)		70,244	70,244

Total Investments – 20.2% (Cost $121,466)			$71,347
Other Assets in Excess of Liabilities – 79.8%			281,138

Net Assets – 100.0%			$352,485

	Number of Contracts	Notional Amount	Value
Written Options – (35.2)%

Calls – Exchange-Traded – (0.2)%

Circle Internet Group, Inc.
Expiration: 7/10/2026; Exercise Price: $90.00	(45)	$(405,000)	$(788)

Puts – Exchange-Traded – (35.0)%

Circle Internet Group, Inc.
Expiration: 7/17/2026; Exercise Price: $90.01	(45)	(405,045)	(123,462)

Total Written Options (Premiums Received $(54,517))			$(124,250)

(a)	Rate shown reflects the 7-day yield as of June 30, 2026.

Summary of Investment Type

Industry	% of Net Assets
Purchased Options	0.3%
Money Market Fund	19.9%
Total Investments	20.2%
Other Assets in Excess of Liabilities	79.8%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	4

Bitwise Ethereum Option Income Strategy ETF

Schedule of Investments

June 30, 2026 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Option – 2.3%
Calls – Exchange-Traded – 2.3%
ProShares Ether ETF
Expiration: 7/17/2026; Exercise Price: $21.00	226	$474,600	$10,735

Total Purchased Options (Cost $50,455)			10,735

		Shares
Money Market Funds – 11.1%
DWS Government Money Market Series Institutional, 3.58%(a) (Cost $53,165)		53,165	53,165

Total Investments – 13.4% (Cost $103,620)			$63,900
Other Assets in Excess of Liabilities – 86.6%			414,741

Net Assets – 100.0%			$478,641

	Number of Contracts	Notional Amount	Value
Written Options – (12.5)%

Calls – Exchange-Traded – (2.2)%

ProShares Ether ETF
Expiration: 7/17/2026; Exercise Price: $24.00	(226)	$(542,400)	$(10,735)

Puts – Exchange-Traded – (10.3)%

ProShares Ether ETF
Expiration: 7/17/2026; Exercise Price: $21.01	(226)	(474,826)	(49,085)

Total Written Options (Premiums Received $(27,010))			$(59,820)

(a)	Rate shown reflects the 7-day yield as of June 30, 2026.

Summary of Investment Type

Industry	% of Net Assets
Purchased Options	2.3%
Money Market Fund	11.1%
Total Investments	13.4%
Other Assets in Excess of Liabilities	86.6%
Net Assets	100.0%

See Notes to Consolidated Financial Statements	5

Bitwise GME Option Income Strategy ETF

Schedule of Investments

June 30, 2026 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Option – 5.7%
Calls – Exchange-Traded – 5.7%
GameStop Corp.
Expiration: 7/17/2026; Exercise Price: $21.00	505	$1,060,500	$66,408

Total Purchased Options (Cost $67,291)			66,408

		Shares
Money Market Funds – 3.4%
DWS Government Money Market Series Institutional, 3.58%(a) (Cost $38,423)		38,423	38,423

Total Investments – 9.1% (Cost $105,714)			$104,831
Other Assets in Excess of Liabilities – 90.9%			1,042,039

Net Assets – 100.0%			$1,146,870

	Number of Contracts	Notional Amount	Value
Written Options – (1.6)%

Calls – Exchange-Traded – (0.8)%

GameStop Corp.
Expiration: 7/10/2026; Exercise Price: $23.00	(505)	$(1,161,500)	$(9,090)

Puts – Exchange-Traded – (0.8)%

GameStop Corp.
Expiration: 7/17/2026; Exercise Price: $21.01	(505)	(1,061,005)	(9,014)

Total Written Options (Premiums Received $(34,089))			$(18,104)

(a)	Rate shown reflects the 7-day yield as of June 30, 2026.

Summary of Investment Type

Industry	% of Net Assets
Purchased Options	5.7%
Money Market Funds	3.4%
Total Investments	9.1%
Other Assets in Excess of Liabilities	90.9%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	6

Bitwise MARA Option Income Strategy ETF

Schedule of Investments

June 30, 2026 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Option – 11.3%
Calls – Exchange-Traded – 11.3%
MARA Holdings, Inc.
Expiration: 7/17/2026; Exercise Price: $13.00	1,610	$2,093,000	$252,770

Total Purchased Options (Cost $324,009)			252,770

		Shares
Money Market Funds – 3.9%
DWS Government Money Market Series Institutional, 3.58%(a) (Cost $86,435)		86,435	86,435

Total Investments – 15.2% (Cost $410,444)			$339,205
Other Assets in Excess of Liabilities – 84.8%			1,887,450

Net Assets – 100.0%			$2,226,655

	Number of Contracts	Notional Amount	Value
Written Options – (9.2)%

Calls – Exchange-Traded – (4.6)%

MARA Holdings, Inc.
Expiration: 7/17/2026; Exercise Price: $15.00	(1,610)	$(2,415,000)	$(103,845)

Puts – Exchange-Traded – (4.6)%

MARA Holdings, Inc.
Expiration: 7/17/2026; Exercise Price: $13.01	(1,610)	(2,094,610)	(102,139)

Total Written Options (Premiums Received $(334,075))			$(205,984)

(a)	Rate shown reflects the 7-day yield as of June 30, 2026.

Summary of Investment Type

Industry	% of Net Assets
Purchased Options	11.3%
Money Market Funds	3.9%
Total Investments	15.2%
Other Assets in Excess of Liabilities	84.8%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	7

Bitwise MSTR Option Income Strategy ETF

Schedule of Investments

June 30, 2026 (Unaudited)

	Number of Contracts	Notional Amount	Value
Purchased Option – 0.4%
Calls – Exchange-Traded – 0.4%
MicroStrategy, Inc.
Expiration: 7/17/2026; Exercise Price: $125.00	747	$9,337,500	$32,121

Total Purchased Options (Cost $1,131,143)			32,121

		Shares
Money Market Funds – 21.0%
DWS Government Money Market Series Institutional, 3.58%(a) (Cost $1,735,631)		1,735,631	1,735,631

Total Investments – 21.4% (Cost $2,866,774)			$1,767,752
Other Assets in Excess of Liabilities – 78.6%			6,479,299

Net Assets – 100.0%			$8,247,051

	Number of Contracts	Notional Amount	Value
Written Options – (34.6)%

Calls – Exchange-Traded – (0.1)%

MicroStrategy, Inc.
Expiration: 7/10/2026; Exercise Price: $130.00	(747)	$(9,711,000)	$(8,217)

Puts – Exchange-Traded – (34.5)%

MicroStrategy, Inc.
Expiration: 7/17/2026; Exercise Price: $125.01	(747)	(9,338,247)	(2,847,123)

Total Written Options (Premiums Received $(1,126,083))			$(2,855,340)

(a)	Rate shown reflects the 7-day yield as of June 30, 2026.

Summary of Investment Type

Industry	% of Net Assets
Purchased Options	0.4%
Money Market Funds	21.0%
Total Investments	21.4%
Other Assets in Excess of Liabilities	78.6%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	8

Bitwise Proficio Currency Debasement ETF

Schedule of Investments

June 30, 2026 (Unaudited)

	Shares	Value
Exchange Traded Funds – 99.9%
Bitcoin – 4.8%
21Shares Bitcoin Core ETP*	138,491	$1,924,748
Bitwise Core Bitcoin ETP*(a)	140,440	815,429
Coinshares Bitcoin ETP*	32,635	1,836,698

		4,576,875

Gold – 47.1%
Amundi Physical Gold ETC*	113,247	18,076,203
iShares Physical Gold ETC*	59,141	4,623,939
WisdomTree Physical Gold*	35,570	13,294,821
Xtrackers IE Physical Gold ETC Securities*	74,595	4,620,974
Xtrackers Physical Gold ETC*	10,981	4,237,348

		44,853,285

Gold Miner – 5.4%
iShares MSCI Global Gold Miners ETF	79,426	5,130,920

Silver – 10.9%
iShares Physical Silver ETC*	75,934	4,317,797
iShares Silver Trust*	5,229	279,595
WisdomTree Physical Silver*	106,144	5,769,988

		10,367,380

Silver Miner – 7.9%
Amplify Junior Silver Miners ETF	147,223	3,816,020
Global X Silver Miners ETF	48,903	3,788,026

		7,604,046

U.S. Treasury – 23.8%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF(b)	247,238	22,656,890

Total Exchange Traded Funds (Cost $107,542,694)		95,189,396

Securities Lending Collateral – 0.7%
State Street Institutional U.S. Government Money Market Fund - Opportunity Class, 3.55%(c),(d) (Cost $645,150)	645,150	645,150

Money Market Funds – 0.1%
DWS Government Money Market Series Institutional, 3.58%(c) (Cost $130,310)	130,310	130,310

Total Investments – 100.7% (Cost $108,318,154)		$95,964,856
Liabilities in Excess of Other Assets – (0.7)%		(704,298)

Net Assets – 100.0%		$95,260,558

See Notes to Consolidated Financial Statements.	9

Bitwise Proficio Currency Debasement ETF

Schedule of Investments (Continued)

June 30, 2026 (Unaudited)

Affiliates

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 is as follows:

Value ($) at 1/21/2026 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Exchange Traded Fund — 0.9%
Bitwise Bitcoin ETF
—	343,150	(278,015)	(65,135)	—	—	—	—	—

Bitwise Core Bitcoin ETP
—	2,585,997	(1,270,331)	(214,499)	(285,738)	—	—	140,440	815,429
—	2,929,147	(1,548,346)	(279,634)	(285,738)	—	—	140,440	815,429

*	Non Income Producing.
(a)	Affiliated Fund.
(b)

All or a portion of the security was on loan. In addition, “Liabilities in Excess of Other Assets” may include pending sales that are also on loan. The aggregate market value of securities on loan was $13,929,280; total market value of collateral held by the Fund was $14,214,060. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $13,568,910.

(c)	Rate shown reflects the 7-day yield as of June 30, 2026.
(d)	Represents cash collateral held in connection with securities lending.

Summary of Investment Type

Industry	% of Net Assets
Gold	47.1%
U.S. Treasury	23.8%
Silver	10.9%
Silver Miner	7.9%
Gold Miner	5.4%
Bitcoin	4.8%
Money Market Funds	0.8%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Net Assets	100.0%

Country Breakdown^

Country	% of Net Assets
United States	59.7%
Ireland	19.0%
Germany	10.1%
United Kingdom	8.0%
South Korea	3.9%
Liabilities in Excess of Other Assets	(0.7)%
Total	100.0%

^	The Fund’s country breakdown may change over time.

See Notes to Consolidated Financial Statements.	10

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 92.6%
U.S. Treasury Bill, 3.68%, 7/30/2026(a) (Cost $13,460,795)	$13,500,000	$13,460,967

	Shares
Money Market Funds – 7.4%
DWS Government Money Market Series Institutional, 3.58%(b) (Cost $1,071,076)	1,071,076	1,071,076

Total Investments – 100.0% (Cost $14,531,871)		$14,532,043
Liabilities in Excess of Other Assets – (0.0)%†		(6,383)

Net Assets – 100.0%		$14,525,660

†	Less than 0.05%
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of June 30, 2026.

Summary of Investment Type

Industry	% of Net Assets
U.S. Treasury Bill	92.6%
Money Market Funds	7.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	11

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

	Principal	Value
U.S. Treasury Bills – 91.0%
U.S. Treasury Bill, 3.70%, 7/16/2026(a) (Cost $3,993,979)	$4,000,000	$3,994,010

	Shares
Money Market Funds – 8.8%
DWS Government Money Market Series Institutional, 3.58%(b) (Cost $386,705)	386,705	386,705

Total Investments – 99.8% (Cost $4,380,684)		$4,380,715
Other Assets in Excess of Liabilities – 0.2%		9,521

Net Assets – 100.0%		$4,390,236

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of June 30, 2026.

Summary of Investment Type

Industry	% of Net Assets
U.S Treasury Bills	91.0%
Money Market Funds	8.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Net Assets	100.0%

See Notes to Consolidated Financial Statements.	12

Bitwise Funds Trust

Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

	Bitwise COIN Option Income Strategy ETF	Bitwise CRCL Option Income Strategy ETF	Bitwise Ethereum Option Income Strategy ETF	Bitwise GME Option Income Strategy ETF
Assets
Investments, at fair value	$1,835,164	$71,347	$63,900	$104,831
Cash collateral for derivative contracts	18,113,132	405,045	474,826	1,061,005
Receivables:
Interest	3,985	202	156	122
Due from broker	342	483	—	—

Total assets	19,952,623	477,077	538,882	1,165,958

Liabilities
Payables:
Written options	2,103,550	124,250	59,820	18,104
Investment advisory fees	15,171	342	404	886
Due to broker	—	—	17	98

Total liabilities	2,118,721	124,592	60,241	19,088

Net Assets	$17,833,902	$352,485	$478,641	$1,146,870

Net Assets Consist of
Paid-in capital	$44,879,579	$753,987	$1,014,962	$1,426,584
Distributable earnings (loss)	(27,045,677)	(401,502)	(536,321)	(279,714)

Net Assets	$17,833,902	$352,485	$478,641	$1,146,870

Number of Common Shares outstanding	1,840,004	20,004	30,004	50,004

Net Asset Value, offering and redemption price per share	$9.69	$17.62	$15.95	$22.94

Investments in non-affiliated securities, at cost	$3,416,283	$121,466	$103,620	$105,714

Premiums received	$1,746,701	$54,517	$27,010	$34,089

See Notes to Consolidated Financial Statements.	13

Bitwise Funds Trust

Statements of Assets and Liabilities (Continued)

June 30, 2026 (Unaudited)

	Bitwise MARA Option Income Strategy ETF	Bitwise MSTR Option Income Strategy ETF	Bitwise Proficio Currency Debasement ETF
Assets
Investments in non-affiliated securities, at fair value	$339,205	$1,767,752	$95,149,427
Investments in affiliated securities, at value	—	—	815,429
Foreign currency at value	—	—	244
Cash collateral for derivative contracts	2,094,610	9,338,247	3,979
Receivables:
Due from broker	453	473	—
Interest	424	4,496	612
Dividends	—	—	5,281
Securities lending income	—	—	1,469

Total assets	2,434,692	11,110,968	95,976,441

Liabilities
Payable upon return of securities loaned	—	—	645,150
Payables:
Written options	205,984	2,855,340	—
Investment advisory fees	2,053	8,577	70,733

Total liabilities	208,037	2,863,917	715,883

Net Assets	$2,226,655	$8,247,051	$95,260,558

Net Assets Consist of
Paid-in capital	$5,184,760	$37,187,386	$106,301,857
Distributable earnings (loss)	(2,958,105)	(28,940,335)	(11,041,299)

Net Assets	$2,226,655	$8,247,051	$95,260,558

Number of Common Shares outstanding	130,004	1,210,004	5,025,000

Net Asset Value, offering and redemption price per share	$17.13	$6.82	$18.96

Investments in non-affiliated securities, at cost	$410,444	$2,866,774	$107,216,987

Investments in affiliated securities, at cost	$—	$—	$1,101,167

Market value of securities on loan	$—	$—	$13,929,280
Non-cash collateral for securities on loan	$—	$—	$13,568,910
Foreign currency at cost	$—	$—	$247

Premiums received	$334,075	$1,126,083	$—

See Notes to Consolidated Financial Statements.	14

Bitwise Funds Trust

Consolidated Statements of Assets and Liabilities

June 30, 2026 (Unaudited)

	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Assets
Investments, at fair value	$14,532,043	$4,380,715
Cash	100	11,755
Receivables:
Interest	4,267	1,112
Investment adviser	3,209	983

Total assets	14,539,619	4,394,565

Liabilities
Payables:
Investment advisory fees	10,750	3,346
Due to broker	3,209	983

Total liabilities	13,959	4,329

Net Assets	$14,525,660	$4,390,236

Net Assets Consist of
Paid-in capital	$20,374,240	$7,188,687
Distributable earnings (loss)	(5,848,580)	(2,798,451)

Net Assets	$14,525,660	$4,390,236

Number of Common Shares outstanding	400,004	150,004

Net Asset Value, offering and redemption price per share	$36.31	$29.27

Investments, at cost	$14,531,871	$4,380,684

See Notes to Consolidated Financial Statements.	15

Bitwise Funds Trust

Statements of Operations

Period ended June 30, 2026 (Unaudited)

	Bitwise COIN Option Income Strategy ETF	Bitwise CRCL Option Income Strategy ETF	Bitwise Ethereum Option Income Strategy ETF	Bitwise GME Option Income Strategy ETF
Investment Income
Interest income	$42,397	$833	$1,229	$1,029

Total income	42,397	833	1,229	1,029

Expenses
Investment advisory fees	109,044	3,056	3,398	7,213

Total expenses	109,044	3,056	3,398	7,213

Net investment income (loss)	(66,647)	(2,223)	(2,169)	(6,184)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(3,020,076)	265,350	(114,400)	(192,065)
Written options	(4,883,936)	(225,647)	(114,666)	329,066

Net realized gain (loss)	(7,904,012)	39,703	(229,066)	137,001

Net change in unrealized appreciation (depreciation) on:
Investments	(72,333)	(45,264)	(15,677)	123,156
Written options	233,444	(91,700)	(71,321)	93,586

Net unrealized gain (loss)	161,111	(136,964)	(86,998)	216,742

Net realized and unrealized gain (loss)	(7,742,901)	(97,261)	(316,064)	353,743

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,809,548)	$(99,484)	$(318,233)	$347,559

See Notes to Consolidated Financial Statements.	16

Bitwise Funds Trust

Statements of Operations (Continued)

Period ended June 30, 2026 (Unaudited)

	Bitwise MARA Option Income Strategy ETF	Bitwise MSTR Option Income Strategy ETF	Bitwise Proficio Currency Debasement ETF(1)
Investment Income
Dividend income	$—	$—	$120,672
Securities lending income, net of borrower rebates	—	—	2,021
Interest income	3,793	29,166	22,715

Total income	3,793	29,166	145,408

Expenses
Investment advisory fees	13,750	74,088	375,422

Total expenses	13,750	74,088	375,422

Net investment income (loss)	(9,957)	(44,922)	(230,014)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	494,642	1,790,351	(7,300,416)
Affiliated investments	—	—	(237,768)
In-kind redemptions	—	—	9,122,065
Affiliated in-kind redemptions	—	—	(41,866)
Written options	(372,815)	(3,733,243)	—
Foreign currency transactions	—	—	1

Net realized gain (loss)	121,827	(1,942,892)	1,542,016

Net change in unrealized appreciation (depreciation) on:
Investments	275,597	24,992	(12,067,560)
Affiliated investments	—	—	(285,738)
Foreign currency translations	—	—	(3)
Written options	209,482	(2,158,891)	—

Net unrealized gain (loss)	485,079	(2,133,899)	(12,353,301)

Net realized and unrealized gain (loss)	606,906	(4,076,791)	(10,811,285)

Net Increase (Decrease) in Net Assets Resulting from Operations	$596,949	$(4,121,713)	$(11,041,299)

(1)	For the period January 21, 2026 (commencement of operations) through June 30, 2026.

See Notes to Consolidated Financial Statements.	17

Bitwise Funds Trust

Consolidated Statements of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Investment Income
Dividend income	$19,753	$12,537
Interest income	218,207	81,565

Total income	237,960	94,102

Expenses
Investment advisory fees	65,195	26,489
Broker expense	7,285	3,665
Other expenses	18,505	4,900

Total expenses	90,985	35,054

Less fees waived (see Note 5):
Waiver / Reimbursement	(25,790)	(8,565)

Net expenses	65,195	26,489

Net investment income (loss)	172,765	67,613

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	211	(312)
Futures	(171,965)	(1,105,375)

Net realized gain (loss)	(171,754)	(1,105,687)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,827)	(1,399)

Net realized and unrealized gain (loss)	(175,581)	(1,107,086)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,816)	$(1,039,473)

See Notes to Consolidated Financial Statements.	18

Bitwise Funds Trust

Statements of Changes in Net Assets

	Bitwise COIN Option Income		Bitwise CRCL Option Income
	Strategy ETF		Strategy ETF
	For the Six	For the period	For the Six	For the period
	Months	April 1, 2025(1)	Months	October 1,
	Ended June 30,	to	Ended June 30,	2025(1) to
	2026	December 31,	2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(66,647)	$(87,036)	$(2,223)	$(722)
Net realized gain (loss)	(7,904,012)	(10,571,464)	39,703	(168,618)
Net change in net unrealized appreciation (depreciation)	161,111	(2,099,079)	(136,964)	17,112

Net increase (decrease) in net assets resulting from operations	(7,809,548)	(12,757,579)	(99,484)	(152,228)

Distributions to Shareholders from:
Distributable earnings	(4,327,254)	(2,151,296)	(119,939)	(29,851)
Return of capital	—	(21,246,677)	—	(22,749)

Total distributions	(4,327,254)	(23,397,973)	(119,939)	(52,600)

Fund Shares Transactions
Proceeds from Shares sold	12,381,670	70,568,737	1,085,608	500,000
Value of Shares redeemed	(10,210,663)	(6,613,688)	(809,072)	—

Net increase (decrease) in net assets resulting from fund Share transactions	2,171,007	63,955,049	276,536	500,000

Total net increase (decrease) in net assets	(9,965,795)	27,799,497	57,113	295,172

Net Assets
Beginning of period	27,799,697	200	295,372	200

End of period	$17,833,902	$27,799,697	$352,485	$295,372

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,730,004	4	10,004	4
Shares sold	910,000	1,940,000	40,000	10,000
Shares redeemed	(800,000)	(210,000)	(30,000)	—

Shares outstanding, end of period	1,840,004	1,730,004	20,004	10,004

(1)	Commencement of operations.

See Notes to Consolidated Financial Statements.	19

Bitwise Funds Trust

Statements of Changes in Net Assets (Continued)

	Bitwise Ethereum Option		Bitwise GME Option Income
	Income Strategy ETF		Strategy ETF
	For the Six	For the period	For the Six	For the period
	Months	October 1,	Months	June 9, 2025(1)
	Ended June 30,	2025(1) to	Ended June 30,	to
	2026	December 31,	2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(2,169)	$(696)	$(6,184)	$(9,658)
Net realized gain (loss)	(229,066)	(133,620)	137,001	(189,718)
Net change in net unrealized appreciation (depreciation)	(86,998)	14,468	216,742	(201,640)

Net increase (decrease) in net assets resulting from operations	(318,233)	(119,848)	347,559	(401,016)

Distributions to Shareholders from:
Distributable earnings	(98,936)	—	(234,480)	—
Return of capital	—	(110,500)	—	(1,138,940)

Total distributions	(98,936)	(110,500)	(234,480)	(1,138,940)

Fund Shares Transactions
Proceeds from Shares sold	185,541	1,164,563	—	4,037,599
Value of Shares redeemed	(224,146)	—	(1,070,375)	(393,677)

Net increase (decrease) in net assets resulting from fund Share transactions	(38,605)	1,164,563	(1,070,375)	3,643,922

Total net increase (decrease) in net assets	(455,774)	934,215	(957,296)	2,103,966

Net Assets
Beginning of period	934,415	200	2,104,166	200

End of period	$478,641	$934,415	$1,146,870	$2,104,166

Changes in Shares Outstanding
Shares outstanding, beginning of period	30,004	4	90,004	4
Shares sold	10,000	30,000	—	100,000
Shares redeemed	(10,000)	—	(40,000)	(10,000)

Shares outstanding, end of period	30,004	30,004	50,004	90,004

(1)	Commencement of operations.

See Notes to Consolidated Financial Statements.	20

Bitwise Funds Trust

Statements of Changes in Net Assets (Continued)

	Bitwise MARA Option Income		Bitwise MSTR Option Income
	Strategy ETF		Strategy ETF
	For the Six	For the period	For the Six	For the period
	Months	April 1, 2025(1)	Months	April 1, 2025(1)
	Ended June 30,	to	Ended June 30,	to
	2026	December 31,	2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(9,957)	$(26,509)	$(44,922)	$(85,281)
Net realized gain (loss)	121,827	(1,408,449)	(1,942,892)	(20,921,440)
Net change in net unrealized appreciation (depreciation)	485,079	(428,227)	(2,133,899)	(694,380)

Net increase (decrease) in net assets resulting from operations	596,949	(1,863,185)	(4,121,713)	(21,701,101)

Distributions to Shareholders from:
Distributable earnings	(233,931)	(1,457,938)	(3,202,802)	—
Return of capital	—	(1,877,280)	—	(32,426,907)

Total distributions	(233,931)	(3,335,218)	(3,202,802)	(32,426,907)

Fund Shares Transactions
Proceeds from Shares sold	2,094,560	16,622,321	9,175,802	113,836,992
Value of Shares redeemed	(2,845,953)	(8,809,088)	(10,366,326)	(42,947,094)

Net increase (decrease) in net assets resulting from fund Share transactions	(751,393)	7,813,233	(1,190,524)	70,889,898

Total net increase (decrease) in net assets	(388,375)	2,614,830	(8,515,039)	16,761,890

Net Assets
Beginning of period	2,615,030	200	16,762,090	200

End of period	$2,226,655	$2,615,030	$8,247,051	$16,762,090

Changes in Shares Outstanding
Shares outstanding, beginning of period	180,004	4	1,330,004	4
Shares sold	140,000	360,000	790,000	2,200,000
Shares redeemed	(190,000)	(180,000)	(910,000)	(870,000)

Shares outstanding, end of period	130,004	180,004	1,210,004	1,330,004

(1)	Commencement of operations.

See Notes to Consolidated Financial Statements.	21

Bitwise Funds Trust

Statements of Changes in Net Assets (Continued)

Bitwise
Proficio
Currency
Debasement
ETF
For the period
January 21,
2026(1) to
June 30, 2026
(Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(230,014)
Net realized gain (loss)	1,542,016
Net change in net unrealized appreciation (depreciation)	(12,353,301)

Net increase (decrease) in net assets resulting from operations	(11,041,299)

Fund Shares Transactions
Proceeds from Shares sold	152,046,412(2)
Value of Shares redeemed	(45,744,555)(2)
Net increase (decrease) in net assets resulting from fund Share transactions	106,301,857

Total net increase (decrease) in net assets	95,260,558

Net Assets
Beginning of period	—

End of period	$95,260,558

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	6,125,000(2)
Shares redeemed	(1,100,000)(2)

Shares outstanding, end of period	5,025,000

(1)	Commencement of operations. See Note 10.
(2)

Certain proceeds from shares sold and value of shares redeemed were related to the normal fund rebalance process, amounting to $26,306,553 and $(26,489,515), respectively. Shares sold and shares redeemed relating to rebalance activities totaled 1,100,000 and (1,100,000), respectively.

See Notes to Consolidated Financial Statements.	22

Bitwise Funds Trust

Consolidated Statements of Changes in Net Assets

	Bitwise Trendwise Bitcoin and		Bitwise Trendwise Ethereum
	Treasuries Rotation Strategy ETF		and Treasuries Rotation Strategy ETF
	For the Six		For the Six
	Months		Months
	Ended June 30,	Year Ended	Ended June 30,	Year Ended
	2026	December 31,	2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$172,765	$516,970	$67,613	$214,243
Net realized gain (loss)	(171,754)	(4,496,264)	(1,105,687)	(891,355)
Net change in net unrealized appreciation (depreciation)	(3,827)	2,370	(1,399)	14

Net increase (decrease) in net assets resulting from operations	(2,816)	(3,976,924)	(1,039,473)	(677,098)

Distributions to shareholders	—	(520,876)(1)	—	(217,428)(1)

Fund Shares Transactions
Proceeds from Shares sold	907,685	6,141,423	—	3,374,898
Value of Shares redeemed	(1,884,832)	(5,127,638)	(3,620,768)	(1,775,097)

Net increase (decrease) in net assets resulting from fund Share transactions	(977,147)	1,013,785	(3,620,768)	1,599,801

Total net increase (decrease) in net assets	(979,963)	(3,484,015)	(4,660,241)	705,275

Net Assets
Beginning of period	15,505,623	18,989,638	9,050,477	8,345,202

End of period	$14,525,660	$15,505,623	$4,390,236	$9,050,477

Changes in Shares Outstanding
Shares outstanding, beginning of period	425,004	400,004	250,004	225,004
Shares sold	25,000	150,000	—	75,000
Shares redeemed	(50,000)	(125,000)	(100,000)	(50,000)

Shares outstanding, end of period	400,004	425,004	150,004	250,004

(1)	All of the distributions to shareholders came from distributable earnings.

See Notes to Consolidated Financial Statements.	23

Bitwise Funds Trust

Financial Highlights

Bitwise COIN Option Income Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$16.07	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.04)	(0.14)
Net realized and unrealized gain (loss)	(4.03)	5.97(c)

Total from investment operations	(4.07)	5.83

Less distributions from:	(2.31)	(3.66)
Net investment income	(2.31)	(3.66)
Return of capital	—	(36.10)

Total distributions	(2.31)	(39.76)

Net Asset Value, end of period	$9.69	$16.07

Total Return (%)	(27.16)(d)	(12.21)(d)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$17.8	$27.8
Ratio of expenses (%)	0.95(e)	0.95(e)(f)
Ratio of net investment income (loss) (%)	(0.58)(e)	(0.64)(e)(f)
Portfolio turnover rate (%)(g)	0(d)	0(d)

(a)	For the period April 1, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period April 3, 2025 (commencement of Fund expenses) through December 31, 2025.
(g)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	24

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise CRCL Option Income Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$29.53	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	(6.72)	(15.14)

Total from investment operations	(6.81)	(15.21)

Less distributions from:
Net investment income	(5.10)	(2.99)
Return of capital	—	(2.27)

Total distributions	(5.10)	(5.26)

Net Asset Value, end of period	$17.62	$29.53

Total Return (%)	(27.25)(c)	(30.31)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.4	$0.3
Ratio of expenses (%)	0.95(d)	0.95(d)(e)
Ratio of net investment income (loss) (%)	(0.69)(d)	(0.71)(d)(e)
Portfolio turnover rate (%)(f)	0(c)	0(c)

(a)	For the period October 1, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period October 2, 2025 (commencement of Fund expenses) through December 31, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	25

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise Ethereum Option Income Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$31.14	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.07)	(0.05)
Net realized and unrealized gain (loss)	(12.09)	(13.13)

Total from investment operations	(12.16)	(13.18)

Less distributions from:
Net investment income	(3.03)	—
Return of capital	—	(5.68)

Total distributions	(3.03)	(5.68)

Net Asset Value, end of period	$15.95	$31.14

Total Return (%)	(41.97)(c)	(26.37)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$0.5	$0.9
Ratio of expenses (%)	0.95(d)	0.95(d)(e)
Ratio of net investment income (loss) (%)	(0.61)(d)	(0.57)(d)(e)
Portfolio turnover rate (%)(f)	0(c)	0(c)

(a)	For the period October 1, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period October 2, 2025 (commencement of Fund expenses) through December 31, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	26

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise GME Option Income Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$23.38	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.10)	(0.15)
Net realized and unrealized gain (loss)	3.82	(10.31)

Total from investment operations	3.72	(10.46)

Less distributions from:
Net investment income	(4.16)	—
Return of capital	—	(16.16)

Total distributions	(4.16)	(16.16)

Net Asset Value, end of period	$22.94	$23.38

Total Return (%)	16.08(c)	(24.59)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$1.1	$2.1
Ratio of expenses (%)	0.95(d)	0.95(d)(e)
Ratio of net investment income (loss) (%)	(0.81)(d)	(0.80)(d)(e)
Portfolio turnover rate (%)(f)	0(c)	0(c)

(a)	For the period June 9, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period June 10, 2025 (commencement of Fund expenses) through December 31, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	27

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise MARA Option Income Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$14.53	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.05)	(0.19)
Net realized and unrealized gain (loss)	3.85	(7.97)

Total from investment operations	3.80	(8.16)

Less distributions from:
Net investment income	(1.20)	(11.94)
Return of capital	—	(15.37)

Total distributions	(1.20)	(27.31)

Net Asset Value, end of period	$17.13	$14.53

Total Return (%)	27.50(c)	(39.36)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$2.2	$2.6
Ratio of expenses (%)	0.95(d)	0.95(d)(e)
Ratio of net investment income (loss) (%)	(0.69)(d)	(0.72)(d)(e)
Portfolio turnover rate (%)(f)	0(c)	0(c)

(a)	For the period April 1, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period April 3, 2025 (commencement of Fund expenses) through December 31, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	28

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise MSTR Option Income Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
Net Asset Value, beginning of period	$12.60	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.03)	(0.07)
Net realized and unrealized gain (loss)	(3.54)	(12.61)

Total from investment operations	(3.57)	(12.68)

Less distributions from:
Net investment income	(2.21)	—
Return of capital	—	(24.72)

Total distributions	(2.21)	(24.72)

Net Asset Value, end of period	$6.82	$12.60

Total Return (%)	(34.25)(c)	(48.46)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$8.2	$16.8
Ratio of expenses (%)	0.95(d)	0.95(d)(e)
Ratio of net investment income (loss) (%)	(0.58)(d)	(0.24)(d)(e)
Portfolio turnover rate (%)(f)	0(c)	0(c)

(a)	For the period April 1, 2025 (commencement of operations) through December 31, 2025.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period April 3, 2025 (commencement of Fund expenses) through December 31, 2025.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	29

Bitwise Funds Trust

Financial Highlights (Continued)

Bitwise Proficio Currency Debasement ETF Selected Per Share Data	Period Ended June 30, 2026(a) (Unaudited)
Net Asset Value, beginning of period	$24.84

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.05)
Net realized and unrealized gain (loss)	(5.83)

Total from investment operations	(5.88)

Net Asset Value, end of period	$18.96

Total Return (%)	(23.69)(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$95.3
Ratio of expenses (%)	0.85(d)(e)
Ratio of net investment income (loss) (%)	(0.52)(d)(e)
Portfolio turnover rate (%)(f)	119(c)

(a)	For the period January 21, 2026 (commencement of operations) through June 30, 2026.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period January 22, 2026 (commencement of Fund expenses) through June 30, 2026.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	30

Bitwise Funds Trust

Consolidated Financial Highlights

	For the Six Months Ended June 30, 2026 (Unaudited)		Years Ended December 31,		Period Ended December 31, 2023(a)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF Selected Per Share Data			2025	2024
Net Asset Value, beginning of period	$36.48		$47.47	$33.34	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.42		1.18	1.41	0.61
Net realized and unrealized gain (loss)	(0.59)		(10.94)	32.94	9.61

Total from investment operations	(0.17)		(9.76)	34.35	10.22

Less distributions from:
Net investment income	—		(1.23)	(20.22)	(1.88)

Total distributions	—		(1.23)	(20.22)	(1.88)

Net Asset Value, end of period	$36.31		$36.48	$47.47	$33.34

Total Return (%)	(0.46	)(c)	(20.56)	103.06	40.56	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$14.5		$15.5	$19.0	$7.0
Ratio of expenses before fee waiver (%)	1.19	(d)	1.12	1.38	3.36	(d)(e)
Ratio of expenses after fee waiver (%)	0.85	(d)	0.85	0.85	0.85	(d)(e)
Ratio of net investment income (loss) (%)	2.25	(d)	2.65	2.79	2.82	(d)(e)
Portfolio turnover rate (%)(f)	0	(c)	0	0	0	(c)

(a)	For the period March 20, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period March 21, 2023 (commencement of Fund expenses) through December 31, 2023.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	31

Bitwise Funds Trust

Consolidated Financial Highlights (Continued)

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF Selected Per Share Data	For the Six Months Ended June 30, 2026 (Unaudited)		Years Ended December 31,		Period Ended December 31, 2023(a)
			2025	2024
Net Asset Value, beginning of period	$36.20		$37.09	$31.99	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.38		1.03	1.13	0.21
Net realized and unrealized gain (loss)	(7.31)		(1.05)	9.43	8.92

Total from investment operations	(6.93)		(0.02)	10.56	9.13

Less distributions from:
Net investment income	—		(0.87)	(5.46)	(2.14)

Total distributions	—		(0.87)	(5.46)	(2.14)

Net Asset Value, end of period	$29.27		$36.20	$37.09	$31.99

Total Return (%)	(19.15	)(c)	(0.05)	33.01	36.47	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$4.4		$9.1	$8.0	$2.0
Ratio of expenses before fee waiver (%)	1.12	(d)	1.08	1.13	1.52	(d)(e)
Ratio of expenses after fee waiver (%)	0.85	(d)	0.85	0.85	0.85	(d)(e)
Ratio of net investment income (loss) (%)	2.17	(d)	2.64	2.81	2.77	(d)(e)
Portfolio turnover rate (%)(f)	0	(c)	0	0	0	(c)

(a)	For the period September 29, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share amounts have been calculated using the average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	For the period October 2, 2023 (commencement of Fund expenses) through December 31, 2023.
(f)	Excludes the impact of in-kind transactions related to the processing of capital share transactions.

See Notes to Consolidated Financial Statements.	32

Bitwise Funds Trust

Consolidated Notes to Financial Statements

June 30, 2026 (Unaudited)

1. Organization

Bitwise Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized on April 28, 2022 as a Delaware Statutory Trust.

As of June 30, 2026, the Trust consists of eleven investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Bitwise COIN Option Income Strategy ETF

Bitwise CRCL Option Income Strategy ETF

Bitwise Ethereum Option Income Strategy ETF

Bitwise GME Option Income Strategy ETF

Bitwise MARA Option Income Strategy ETF

Bitwise MSTR Option Income Strategy ETF

Bitwise Proficio Currency Debasement ETF

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Each Fund is a non-diversified series of the Trust.

Bitwise Investment Manager, LLC (the “Adviser”) serves as investment adviser to the Trust and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Trust’s Board of Trustees (the “Board”).

Each Fund offers Shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems Shares (“Shares” or “Fund Shares”) on a continuous basis, at net asset value (“NAV”), only in large specified lots of 10,000 Shares, except Bitwise Proficio Currency Debasement ETF, Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF and Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF whose lot consist of 25,000 Shares, each called a “Creation Unit”, to authorized participants. An authorized participant is either (i) a broker-dealer or other participant in the clearing process through Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a participant agreement with the Distributor. Shares are not individually redeemable securities of the Funds, and owners of Shares may acquire those Shares from the Funds or tender such Shares for redemption to the Fund, in Creation

Units only.

Fund	Investment objectives
Bitwise COIN Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise CRCL Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise Ethereum Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise GME Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise MARA Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise MSTR Option Income Strategy ETF	The Fund’s primary investment objective is to provide investors with monthly income and maximize total return through an optimized synthetic covered call strategy.
Bitwise Proficio Currency Debasement ETF	The Fund seeks to provide investors with capital appreciation.
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	The Fund seeks to provide investors with capital appreciation.
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	The Fund seeks to provide investors with capital appreciation.

2. Consolidation of Subsidiary

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and the Consolidated Financial Highlights of the Funds listed below include the accounts of a wholly owned subsidiary (each, a “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation.

33

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Each Subsidiary is a Cayman Islands exempted company with limited liability. For tax purposes, each Fund is required to increase its taxable income by its proportionate share of its respective share of the applicable Subsidiary’s income. Net losses incurred by each Subsidiary cannot offset income earned by the respective Fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

Fund	Wholly Owned Subsidiary
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	Bitwise Ethereum Strategy Cayman Subsidiary, LLC

A summary of each Fund’s investment in its corresponding subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2026	% of Fund’s Consolidated Total Assets at June 30, 2026
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	March 20, 2023	$100	0.0%†
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	September 29, 2023	$11,754	0.3%

†	Less than 0.05%

3. Significant Accounting Policies

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds qualify as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Valuation of Investments

The Board has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, the Adviser, subject to the oversight of the Board, is responsible for making fair value determinations. The Adviser’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by the Advisor (“the Valuation Committee”).

The NAV of the Funds’ Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund Shares outstanding.

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Exchange traded options are valued at the mid between the current bid and ask prices on the exchange on which such options are traded. These securities are categorized as Level 1 in the fair value hierarchy. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued by a model-based price provided by third-party pricing providers at the official close of the trading day. In selecting the model prices, the Investment Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If the pricing vendors are not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined above). These securities are categorized as Level 2 in the fair value hierarchy.

Fixed income and debt securities are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of the fixed income securities. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation. Fixed income and debt securities are generally categorized as Level 2 of the fair value hierarchy.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

34

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Reverse repurchase agreements are valued at cost plus accrued interest. These securities are categorized as Level 2 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their reported NAV each business day and are categorized as Level 1.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has designated the Adviser, as Valuation Designee, to perform fair valuation determinations pursuant to the fair valuation procedures approved by the Board. In undertaking these determinations, the Adviser’s Valuation Committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. These securities are either categorized as Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

•	Level 1 – Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of June 30, 2026 for each Fund based upon the three levels defined above:

Bitwise COIN Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	$449,970	$–	$–	$449,970
Money Market Funds	1,385,194	–	–	1,385,194

TOTAL	1,835,164	–	–	1,835,164

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(134,142)	(1,969,408)	–	(2,103,550)

TOTAL	(134,142)	(1,969,408)	–	(2,103,550)

Bitwise CRCL Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	1,103	–	–	1,103
Money Market Funds	70,244	–	–	70,244

TOTAL	71,347	–	–	71,347

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(788)	(123,462)	–	(124,250)

TOTAL	(788)	(123,462)	–	(124,250)

Bitwise Ethereum Option Income Strategy ETF
Assets	Level 1	Level 2	Level 3	Total
Purchased Options	10,735	–	–	10,735
Money Market Funds	53,165	–	–	53,165

TOTAL	63,900	–	–	63,900

35

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(10,735)	$(49,085)	$–	$(59,820)

TOTAL	(10,735)	(49,085)	–	(59,820)

Bitwise GME Option Income Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
Purchased Options	66,408	–	–	66,408
Money Market Funds	38,423	–	–	38,423

TOTAL	104,831	–	–	104,831

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(9,090)	(9,014)	–	(18,104)

TOTAL	(9,090)	(9,014)	–	(18,104)

Bitwise MARA Option Income Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
Purchased Options	252,770	–	–	252,770
Money Market Funds	86,435	–	–	86,435

TOTAL	339,205	–	–	339,205

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(103,845)	(102,139)	–	(205,984)

TOTAL	(103,845)	(102,139)	–	(205,984)

Bitwise MSTR Option Income Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
Purchased Options	32,121	–	–	32,121
Money Market Funds	1,735,631	–	–	1,735,631

TOTAL	1,767,752	–	–	1,767,752

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	(8,217)	(2,847,123)	–	(2,855,340)

TOTAL	(8,217)	(2,847,123)	–	(2,855,340)

Bitwise Proficio Currency Debasement ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	95,189,396	–	–	95,189,396
Money Market Funds	775,460	–	–	775,460

TOTAL	95,964,856	–	–	95,964,856

Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	–	13,460,967	–	13,460,967
Money Market Funds	1,071,076	–	–	1,071,076

TOTAL	1,071,076	13,460,967	–	14,532,043

36

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$–	$3,994,010	$–	$3,994,010
Money Market Funds	386,705	–	–	386,705

TOTAL	386,705	3,994,010	–	4,380,715

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent its balance exceeds applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Cash Collateral for Derivative Contracts, Cash Due to, and Due from Broker

Cash due to broker represents cash balances owed to the broker resulting from transaction-related fees, or temporary cash overdrafts. Cash due from broker represents cash balances held at the broker in anticipation of transaction-related fees or temporary cash overdrafts that can occur in the Funds’ normal course of business. These amounts are generally short-term in nature and are settled within the standard settlement cycle.

Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as Cash collateral for derivative contracts. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Investment Transactions and Related Income

Investment transactions are reported on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the identified cost of the security lot sold with the net sales proceeds. Dividend income on the Consolidated Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

Income Tax Information and Distributions to Shareholders

It is the Funds’ policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is each Fund’s policy to pay out dividends from net investment income at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, will be declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, will be available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, will be recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains will be determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts will be reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Each Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of Shares, as part of the dividends paid deduction for income tax purposes. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, will be reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statement.

Each Fund will recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Consolidated

Statement of Operations.

Derivative Financial Instruments

In the normal course of business, a Fund uses derivative contracts in connection with its proprietary trading activities. Derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. A Fund’s derivative activities and exposure to derivative contracts are classified by the primary underlying risk: Crypto Assets. In addition to its primary underlying risks, a Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts.

37

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

FASB Accounting Standards Codification, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about a Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on a Fund’s financial position and results of operations. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., crypto assets, interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though a Fund may use derivatives in an attempt to achieve an economic hedge, a Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained. Unlike when a Fund purchases or sells a security, no price would be paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on margin deposits.

The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on a Fund and a Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) the adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (f) the possibility that the counterparty will default in the performance of its obligations; and (g) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Option Contracts

Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation.

An American call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The European equivalent exhibits the same properties, though restricts the buyer by only allowing the exercise of their right to buy when the option expires. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. An American put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument, or exposure with the same return profile as the underlying instrument to meet the obligations of the options contract, subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The following table summarizes the value of the Funds’ derivative instruments held as of June 30, 2026 and the related location in the accompanying Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Fund	Asset Derivatives		Liability Derivatives

Bitwise COIN Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$449,970	Investments, at value(1)	$—

Equity contracts	Written options	$—	Written options	$2,103,550

Bitwise CRCL Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$1,103	Investments, at value(1)	$—

Equity contracts	Written options	$—	Written options	$124,250

Bitwise Ethereum Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$10,735	Investments, at value(1)	$—

Equity contracts	Written options	$—	Written options	$59,820

Bitwise GME Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$66,408	Investments, at value(1)	$—

Equity contracts	Written options	$—	Written options	$18,104

Bitwise MARA Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$252,770	Investments, at value(1)	$—

Equity contracts	Written options	$—	Written options	$205,984

Bitwise MSTR Option Income Strategy ETF
Equity contracts	Investments, at value(1)	$32,121	Investments, at value(1)	$—

Equity contracts	Written options	$—	Written options	$2,855,340

(1)	Purchased option contracts are included in Investments within the Statement of Assets and Liabilities.

For the period ended June 30, 2026, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on Purchase Option(a) Contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Bitwise COIN Option Income Strategy ETF	Equity contracts	$(3,020,076)	$(72,333)

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Bitwise CRCL Option Income Strategy ETF	Equity contracts	265,350	(45,264)
Bitwise Ethereum Option Income Strategy ETF	Equity contracts	(114,400)	(15,677)
Bitwise GME Option Income Strategy ETF	Equity contracts	(192,065)	123,156
Bitwise MARA Option Income Strategy ETF	Equity contracts	494,642	275,597
Bitwise MSTR Option Income Strategy ETF	Equity contracts	1,790,351	24,992

(a) Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

For the period ended June 30, 2026, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on Written Option Contracts by risk type, as disclosed in the Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Bitwise COIN Option Income Strategy ETF	Equity contracts	$ (4,883,936)	$ 233,444
Bitwise CRCL Option Income Strategy ETF	Equity contracts	(225,647)	(91,700)
Bitwise Ethereum Option Income Strategy ETF	Equity contracts	(114,666)	(71,321)
Bitwise GME Option Income Strategy ETF	Equity contracts	329,066	93,586
Bitwise MARA Option Income Strategy ETF	Equity contracts	(372,815)	209,482
Bitwise MSTR Option Income Strategy ETF	Equity contracts	(3,733,243)	(2,158,891)

For the period ended June 30, 2026, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on Futures Contracts by risk type, as disclosed in the Consolidated Statements of Operations, is as follows:

Fund	Risk Type	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	Crypto Asset	$ (171,965)	$ —
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	Crypto Asset	$ (1,105,375)	$ —

For the period ended June 30, 2026, the average monthly notional volume of derivatives was as follows:

Fund	Future Contracts (Contract Value)	Purchased Option Contracts (Contract Value)	Written Option Contracts (Contract Value)
Bitwise COIN Option Income Strategy ETF	$ —	$ 1,344,404	$ (1,999,930)
Bitwise CRCL Option Income Strategy ETF	—	49,980	(57,474)
Bitwise Ethereum Option Income Strategy ETF	—	23,866	(88,504)
Bitwise GME Option Income Strategy ETF	—	82,583	(72,529)
Bitwise MARA Option Income Strategy ETF	—	411,546	(267,914)
Bitwise MSTR Option Income Strategy ETF	—	1,232,242	(1,156,056)
Bitwise Proficio Currency Debasement ETF	—	—	—
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	15,501,480	—	—
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	—	—	—

4. Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by the Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF, Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF and Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Funds may borrow for investment purposes indirectly using reverse repurchase agreements. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Funds to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Funds to counterparties are recorded as a component of interest expense on each Fund’s

40

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Consolidated Statement of Operations. Borrowing may cause the Funds to liquidate positions under adverse market conditions to satisfy its repayment obligations. The use of reverse repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Funds are subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to meet its contractual obligations) with respect to the security it expects to receive back from a counterparty. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the value of an investment in the Funds may decline.

At June 30, 2026, the Funds did not hold any reverse repurchase agreements.

5. Investment Advisory Agreement and Other Agreements

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the oversight of the Board. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”), the Adviser is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Adviser is entitled to receive a management fee from each Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Fund	Management Fee
Bitwise COIN Option Income Strategy ETF	0.95%
Bitwise CRCL Option Income Strategy ETF	0.95%
Bitwise Ethereum Option Income Strategy ETF	0.95%
Bitwise GME Option Income Strategy ETF	0.95%
Bitwise MARA Option Income Strategy ETF	0.95%
Bitwise MSTR Option Income Strategy ETF	0.95%
Bitwise Proficio Currency Debasement ETF	0.85%
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	0.85%
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	0.85%

For the Funds below, the Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Funds to the extent necessary to ensure that total annual Fund operating expenses do not exceed 0.85% of average daily net assets until May 1, 2027.

For the year ended June 30, 2026, the Adviser reimbursed the Funds for broker expenses and other trading expenses as follows:

Fund	Expenses Reimbursed
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$25,790
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	8,565

For the period ended June 30, 2026 the Funds had a receivable from Adviser. The Adviser reimbursed the Funds on July 15, 2026 as follows:

Fund	Receivable Reimbursed
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF	$3,209
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF	983

For Bitwise COIN Option Income Strategy ETF, Bitwise MARA Option Income Strategy ETF and Bitwise MSTR Option Income Strategy ETF, the Adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Funds to the extent necessary to ensure that total annual fund operating expenses (excluding brokerage commissions and other expenses connected with the execution of portfolio transactions, acquired fund fees and expenses, taxes, interest, and extraordinary expenses) do not exceed 0.95% of average daily net assets until April 2, 2027. Since inception, there have been no waivers or reimbursement from the Adviser.

This unitary management fee is designed to pay each Fund’s expenses and to compensate the Adviser for the services it provides to the

Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Vident Advisory, LLC (the “Sub-Adviser”) serves as the Sub-Adviser to the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF. In this capacity, the Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to

41

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is entitled to a fee by the Adviser. The Fund does not directly compensate the Sub-Adviser.

Proficio Capital Partners LLC, (the “Sub-Adviser”) serves as the Sub-Adviser to the Bitwise Proficio Currency Debasement ETF in a non-discretionary capacity. In this capacity, the Sub-Adviser is responsible for providing recommendations to the Adviser regarding the management of the investments of the fund in accordance with the Fund’s investment objectives, policies and restrictions.

For the Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF, the Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for the Funds.

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares of the Funds.

A Trustee and certain Officers of the Funds are also employees of the Adviser and receive no compensation from the Funds.

6. Investment Transactions

The Funds’ purchases and sales of securities, other than short-term securities, U.S. Government Securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Bitwise Proficio Currency Debasement ETF	$155,646,380	$121,105,232

Securities received and delivered in-kind through subscriptions and redemptions were as follows:

Fund	Purchases	Sales
Bitwise Proficio Currency Debasement ETF	$97,597,095	$26,137,563

7. Securities Lending

Bitwise Proficio Currency Debasement ETF may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed

33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of the Funds. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. Income from lending activity, if any, is reflected in the Statement of Operations as Income from securities lending, net, as Investment Income, and is net of any payable to the borrowers of the securities and the lending agent.

As of June 30, 2026, the cash collateral consisted of an institutional money market fund and non-cash U.S. Treasury securities collateral with the following maturities:

Fund	Overnight and Continuous	<30 Days	Between 30&90 Days	>90 Days	Total
Bitwise Proficio Currency Debasement ETF	$645,150	$–	$–	$13,568,910	$14,214,060

The collateral amount presented is in excess of the securities on loan.

8. Fund Share Transactions

The Funds issue and redeem Shares at NAV only in blocks of 10,000 Shares, except Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF, Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF and Bitwise Proficio Currency Debasement ETF whose

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

lot consist of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the

Funds.

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

9. Federal Income Taxes

At December 31, 2025, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Bitwise COIN Option Income Strategy ETF	$ —	$ —	$ —
Bitwise CRCL Option Income Strategy ETF	—	—	—
Bitwise Ethereum Option Income Strategy ETF	32,794	—	32,794
Bitwise GME Option Income Strategy ETF	—	—	—
Bitwise MARA Option Income Strategy ETF	—	—	—
Bitwise MSTR Option Income Strategy ETF	3,903,135	—	3,903,135
Bitwise Trendwise Bitcoin Treasuries and Rotation Strategy ETF	—	—	—
Bitwise Trendwise Ethereum and Treasuries and Rotation Strategy ETF	—	—	—

As of December 31, 2025, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Bitwise COIN Option Income Strategy ETF	$4,251,563	$(2,584,847)	$472,364	$(3,057,211)
Bitwise CRCL Option Income Strategy ETF	46,606	11,924	21,967	(10,043)
Bitwise Ethereum Option Income Strategy ETF	127,461	2,460	40,059	(37,599)
Bitwise GME Option Income Strategy ETF	191,061	(232,683)	31,043	(263,726)
Bitwise MARA Option Income Strategy ETF	995,501	(742,129)	61,929	(804,058)
Bitwise MSTR Option Income Strategy ETF	3,290,080	(1,124,014)	429,634	(1,553,648)
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy	21,397,002	(5,900,077)	8,156	(5,908,233)
ETF
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy	10,830,935	(1,782,808)	2,417	(1,785,225)
ETF

The tax character of current year distributions will be determined at the end of the current fiscal year

10.  Related Party Transactions

Bitwise Proficio Currency Debasement ETF

On January 21, 2026, the Bitwise Proficio Currency Debasement ETF received an initial seed capital contribution from Proficio Capital Partners LLC, (the “Sub- Adviser”) (the “Initial Investor”). The Initial Investor transferred a portfolio of securities, consisting of shares of third-party exchange-traded funds (“Contributed Portfolio Securities”), to the Fund in exchange for 2,075,000 shares (comprising 83 Creation Units) of the Fund at an initial Net Asset Value (“NAV”) of $24.84 per share.

The exchange of Contributed Portfolio Securities for Creation Units of the Fund was structured to qualify as a non-recognition transfer of property under Section 351 of the Internal Revenue Code of 1986, as amended.

For financial reporting purposes under U.S. GAAP (ASC 946) and Regulation S-X Article 6, the Fund recorded the Contributed Portfolio Securities at their aggregate fair value of $51,547,035 at the close of business on January 21, 2026, based on official closing market prices. The fair value of $51,547,035 was credited to Net Assets Applicable to Common Shares as capital paid-in.

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Because the exchange qualified under Section 351, the Fund’s aggregate tax cost basis in the Contributed Portfolio Securities equaled the Initial Investor’s historical carryover tax basis of $51,547,035. As a result, the Fund had net unrealized appreciation for federal income tax purposes of $19,255,040 at inception.

11.  Recent Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is currently evaluating the impacts of these changes on the Funds’ financial statements.

12. Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Selective members of the Executive Management Committee, Officers of the Trust and other senior personnel of the Trust’s adviser, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each individual Fund and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy for each Fund which is executed by the Funds’ portfolio managers. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, creations and redemptions), which are used by the CODM to assess each Fund’s single segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Funds’ single segment, is consistent with that presented within each of the Funds’ respective financial statements. Segment assets for each Fund are reflected on the accompanying consolidated statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying consolidated statement of operations for each respective Fund.

13. Risk and Uncertainties

Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund’s performance.

During the period ended June 30, 2026, the Bitwise COIN Option Income Strategy ETF, the Bitwise CRCL Option Income Strategy ETF, the Bitwise Ethereum Option Income Strategy ETF, the Bitwise GME Option Income Strategy ETF, the Bitwise MARA Option Income Strategy ETF and the Bitwise MSTR Option Income Strategy ETF entered into certain written put options that are accounted for as a market value guarantee of the associated equity securities that are held by a guaranteed party. The Funds are exposed to the risk of loss on these contracts to the extent that the fair value of the underlying securities decline in value, as this would incentivize the holder of the option to exercise the right to sell the security back to the respective Fund at the contractual exercise price which could likely exceed the value of the security. The undiscounted maximum potential amount of future payments guaranteed is limited to the number of contracts written and the associated contractual exercise price which would reflect the net amount owed in the event all underlying securities were to become worthless at the date the contract was exercised. To mitigate the risk associated with these written puts, the Funds have purchased call options on the same underlying securities which effectively limits the Funds’ net economic exposure to the difference in strike prices. Additionally, as of June 30, 2026, the Funds have segregated cash as collateral to cover its potential obligations under these contracts, further reducing counterparty credit risk and ensuring liquidity for potential settlement.

Additional information concerning the Funds’ written put options accounted for as market value guarantees as of June 30, 2026, including the undiscounted maximum potential amount of future payments guaranteed by the Funds’ written put options, is presented below:

Written put options
	Bitwise COIN Option Income Strategy ETF	Bitwise CRCL Option Income Strategy ETF	Bitwise Ethereum Option Income Strategy ETF	Bitwise GME Option Income Strategy ETF	Bitwise MARA Option Income Strategy ETF	Bitwise MSTR Option Income Strategy ETF
Fair value of option contract - asset (liability)	$ (1,969,408)	$ (123,462)	$ (49,085)	$ (9,014)	$ (102,139)	$ (2,847,124)

Bitwise Funds Trust

Consolidated Notes to Financial Statements (Continued)

June 30, 2026 (Unaudited)

Maximum potential amount of future undiscounted payments	(18,113,132)	(405,045)	(474,826)	(1,061,005)	(2,094,610)	(9,338,247)
Cash collateral held by the Fund or by third parties	18,113,132	405,045	474,826	1,061,005	2,094,610	9,338,247
Recourse provisions with third parties[1]	18,112,000	405,000	474,600	1,060,500	2,093,000	9,337,500

1 The Funds purchased call options which are held in connection with the written puts presented above.

14. Subsequent Events

Effective following the close of business on July 31, 2026, Vident Advisory, LLC ceased to serve as investment sub-adviser to the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF. Bitwise Investment Manager, LLC, the Fund’s Adviser, assumed Vident’s role in the day-to-day management of the Fund

On June 30, 2026, the Board of Trustees of the Trust (the “Board”) voted to liquidate and dissolve The Bitwise COIN Option Income Strategy ETF, the Bitwise CRCL Option Income Strategy ETF, the Bitwise Ethereum Option Income Strategy ETF, the Bitwise GME Option Income Strategy ETF, the Bitwise MARA Option Income Strategy ETF and the Bitwise MSTR Option Income Strategy ETF (each, a “Liquidating Fund,” and together, the “Liquidating Funds”). After the close of business on July 31, 2026, subject to applicable law, each Liquidating Fund no longer accepted creation or redemption orders. Trading in shares of each Liquidating Fund was halted prior to market open on August 3, 2026. Proceeds of the liquidation and dissolution were scheduled to be sent to shareholders on or about August 10, 2026.

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were available to be issued. Other than disclosed above, Management has determined that there were no other material events that would require disclosure or recognition in the Funds’ consolidated financial statements which occurred during the period subsequent to June 30, 2026.

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited)

Approval of the Initial Term of the Investment Management Agreement Relating to the Bitwise Ethereum Option Income Strategy ETF

At a regularly scheduled meeting held on June 4, 2025 (the “June Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Bitwise Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management agreement (the “Investment Management Agreement”) between Bitwise Investment Manager, LLC (“BIM” or the “Adviser”) and the Trust, on behalf of the Bitwise Ethereum Option Income Strategy ETF (the “New Fund”).

Pursuant to Section 15 of the 1940 Act, the Investment Management Agreement must be approved with respect to the New Fund by: (i) the vote of the Board or shareholders of the New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment

Management Agreement.

In addition to the written materials provided to the Board in advance of the June Meeting, representatives from the Adviser provided the Board with an overview, during the June Meeting, of the New Fund’s proposed strategy, the services proposed to be provided to the New Fund by the Adviser, and additional information about the Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the New Fund, the New Fund’s proposed fees, and the operational aspects of the New Fund. The Board considered the Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel regarding the responsibilities of the Trustees in considering the approval of the Investment Management Agreement. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser. The Board deliberated on the approval of the Investment Management Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The information received and considered by the Board in connection with the Board’s determination to approve the Investment Management Agreement was both written and oral.

At the June Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the New Fund; (ii) the New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and its affiliates from their relationship with the Trust and the New Fund; (iv) comparative fee and expense data for the New Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Fund grows and whether the overall advisory fee for the New Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust and the New Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Agreements are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Approval of the Investment Management Agreement with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the New Fund, determining the assets to be purchased, retained or sold by the New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Fund, including the oversight of the activities and operations of the service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by the Adviser.

Performance. The Board noted that because the New Fund had not yet commenced operations, they could not consider the New Fund’s past performance. The Board was presented with information about the New Fund’s investment strategy. The Board noted that although the Adviser had recently begun managing the Bitwise COIN Option Income Strategy ETF, Bitwise GME Option Income Strategy ETF,

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

Bitwise MARA Option Income Strategy ETF and Bitwise MSTR Option Income Strategy ETF – each of which employed strategies similar to that of the New Fund, that it had not been managing them long enough to yet derive conclusions. Nevertheless, the Board did note the Adviser’s good record of prior performance for the other registered funds for which it serves as investment adviser. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Fund under the Investment Management Agreement, and that the Adviser was expected to obtain an acceptable level of investment returns for the New Fund’s shareholders. The Board considered the qualifications of the proposed portfolio managers and agreed that the Adviser was well positioned to manage the strategies proposed.

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the Selected Peer Group generally useful, it recognized its limitations, including potential differences in the investment strategies of the New Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Fund. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of the New Fund’s proposed unitary fee and the differences in the New Fund’s strategy from the Selected Peer Group. In considering the level of the advisory fee with respect to the New Fund, the Board also noted that the Adviser did not manage any other accounts with a similar investment strategy. The Board did review a summary of all management fees charged by Bitwise Asset Management, Inc., an affiliate of the Adviser (“BAM”), across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. Based on its review, the Board concluded that the New Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the New Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the New Fund had not yet commenced operations and consequently, the future size of the New Fund and the Adviser’s future profitability were generally unpredictable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Adviser or its affiliates from the Adviser’s relationship with the New Fund. They noted that the Adviser will not use soft dollars when executing portfolio transactions for the New Fund. They also noted that, to the extent that the New Fund is successful, it may lead to positive public relations for the Adviser.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Fund as their assets under management grew in size. The Board noted, however, that any economies would, to some degree, be shared with the New Fund’s shareholders through the New Fund’s unitary fee structure. In the event there were to be significant asset growth in the New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth and the possibility of adopting an expense reimbursement/fee waiver agreement or the introduction of fee breakpoints in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the New Fund and its shareholders.

Approval of the Initial Term of the Investment Management Agreement Relating to the Bitwise CRCL Option Income Strategy ETF

At a regularly scheduled meeting held on September 11, 2025 (the “September Meeting”), the Board of the Trust, including the Independent Trustees, considered the approval of an investment management agreement (the “Investment Management Agreement”) between the Adviser and the Trust, on behalf of the Bitwise CRCL Option Income Strategy ETF (the “ICRC Fund”).

Pursuant to Section 15 of the 1940 Act, the Investment Management Agreement must be approved with respect to the ICRC Fund by: (i) the vote of the Board or shareholders of the ICRC Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Management Agreement.

In addition to the written materials provided to the Board in advance of the September Meeting, representatives from the Adviser provided the Board with an overview, during the September Meeting, of the ICRC Fund’s proposed strategy, the services proposed to be provided to the ICRC Fund by the Adviser, and additional information about the Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the ICRC Fund, proposed fees, and the operational aspects of the ICRC Fund. The Board considered the Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Investment Management Agreement. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser. The Board deliberated on the approval of the Investment Management Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The information received and considered by the Board in connection with the Board’s determination to approve the Investment Management Agreement was both written and oral.

At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the ICRC Fund; (ii) the ICRC Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and its respective affiliates from their relationship with the Trust and the ICRC Fund; (iv) comparative fee and expense data for the ICRC Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the ICRC Fund grows and whether the overall advisory fee for the ICRC Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser from the relationship with the Trust and the ICRC Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Investment Management Agreement are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Investment Management Agreement with respect to the ICRC Fund separately.

Approval of the Investment Management Agreement with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the ICRC Fund, determining the assets to be purchased, retained or sold by the ICRC Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the ICRC Fund, including the oversight of the activities and operations of the service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the ICRC Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s CCO regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the ICRC Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the ICRC Fund by the Adviser.

Performance. The Board noted that because the ICRC Fund had not yet commenced operations, they could not consider the ICRC Fund’s past performance. The Board was presented with information about the ICRC Fund’s investment strategy. The Board noted that the Adviser had recently begun managing the Bitwise COIN Option Income Strategy ETF, Bitwise GME Option Income Strategy, Bitwise MARA Option Income Strategy ETF and Bitwise MSTR Option Income Strategy ETF – each of which employed strategies similar to the ICRC Fund, but that it had not been managing them long enough to yet derive conclusions. Nevertheless, the Board did note the Adviser’s good record of prior performance for the other registered funds for which it serves as investment adviser. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the ICRC Fund under the Investment Management Agreement, and that the Adviser was expected to obtain an acceptable level of investment returns for the ICRC Fund’s shareholders. The Board considered the qualifications of the proposed portfolio managers and agreed that the Adviser was well positioned to manage the strategies proposed.

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the ICRC Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the generally useful, it recognized its limitations, including potential differences in the investment strategies of the ICRC Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the ICRC Fund. The Board noted that the proposed unitary fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of the ICRC Fund’s proposed unitary fee and the differences in the ICRC Fund’s strategy from the Selected Peer Group. The Board reviewed a summary of all management fees charged by Bitwise Asset Management, Inc., an affiliate of the Adviser (“BAM”), across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. Based on its review, the Board concluded that the ICRC Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the ICRC Fund was a “unitary fee,” meaning the ICRC Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the ICRC Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the ICRC Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the ICRC Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the ICRC Fund had not yet commenced operations and consequently, the future size of the ICRC Fund and the Adviser’s future profitability were generally unpredictable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Adviser or its affiliates from the Adviser’s relationship with the ICRC Fund. They noted that the Adviser will not use soft dollars when executing portfolio transactions for the ICRC

Fund. They also noted that, to the extent that each ICRC Fund is successful, it may lead to positive public relations for the Adviser.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the ICRC Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the ICRC Fund’s shareholders through the ICRC Fund’s unitary fee structure. In the event there were to be significant asset growth in the ICRC Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth and the possibility of adopting an expense reimbursement/fee waiver agreement or the introduction of fee breakpoints in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the ICRC Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the ICRC Fund and its shareholders.

Approval of the Continuation of Investment Management Agreement Relating to the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF, Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF and Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF and Sub-Advisory Agreement Relating to the Bitwise Trendwise Bitcoin and Rotation Strategy ETF

Furthermore, at the September Meeting, the Board of the Trust, including the Independent Trustees, considered the approval of a one-year continuation of both the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Trust, on behalf of the Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF (“BITC”), Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF (“AETH”) and Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF (“BTOP,” and with BITC and AETH, the “Renewing Funds”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Management Agreement, the “Agreements”) between the Adviser, the Trust, and Vident Advisory, LLC (the “Sub-Adviser”) with respect to BITC.

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements after their initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Renewing Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from, and reviewed responsive information provided by, the Adviser and Sub-Adviser.

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

In addition to the written materials provided to the Board in advance of the Meeting, during the September Meeting representatives from the Adviser and Sub-Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance programs. The representatives discussed the services provided to the Renewing Funds by the Adviser and Sub-Adviser, as well each Renewing Fund’s fees and information with respect to each Renewing Fund’s strategy and certain operational aspects of the Renewing Funds. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel regarding the responsibilities of the Board in considering the approval of the Agreements, and information conveyed during the Adviser’s and Sub-Adviser’s oral presentation. The Board also considered the information it received throughout the year about the Renewing Funds, the Adviser and Sub-Adviser. The Board considered the approval of the continuation of the Agreements for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser.

At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Renewing Funds; (ii) each Renewing Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Renewing Funds; (iv) comparative fee and expense data for the Renewing Funds and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Renewing Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and Sub-Adviser from the relationship with the Renewing Funds; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Agreements with respect to each Renewing Fund separately.

Approval of the Continuation of the Investment Management Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Investment Management Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Renewing Fund with respect to implementing its investment program, including monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Renewing Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding his view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to other funds. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Renewing Funds.

Performance. The Board considered performance information for the Renewing Funds. The Board noted the process it has established for monitoring the Renewing Funds’ performance on an ongoing basis, which includes quarterly performance reporting from the Adviser and Sub-Adviser. The Board determined that this process continues to be effective for reviewing the Renewing Funds’ performance. The Board received and reviewed information comparing the performance of each Renewing Fund to the performance of its performance benchmark, the S&P 500 Index, for one or more periods ended June 30, 2025. For BITC, the Board noted that BITC outperformed the benchmark for the 12-month time period but underperformed for the 3-month time period. For both AETH and BTOP, the Board noted that AETH and BTOP each outperformed the benchmark for the 3-month time period but underperformed for the 12-month time period. The Board did note that performance against the benchmark was not a useful metric for the Renewing Funds, as they are not designed to outperform the S&P 500 Index. Instead, each seeks to outperform bitcoin (in the case of BITC), ether (in the case of AETH) and both bitcoin and ether (in the case of BTOP). However, the Adviser noted that each such strategy had underperformed its reference asset and noted it was considering ways to revise the strategy moving forward.

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of each Renewing Fund’s unitary management fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data provided by the Selected Peer Group generally useful, it recognized its limitations, including potential differences in the investment strategies of the Renewing Funds relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the Renewing Funds. The Board noted that each unitary management fee was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of each Renewing Fund’s unitary management fee and the differences in each Renewing Fund’s strategy from the Selected Peer Group. The Board also reviewed a summary of all management fees charged by BAM, across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. Based on its review, the Board concluded that each Renewing Fund’s unitary management fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

Costs of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser (for BITC), including the methodology underlying such projection. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from BITC and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account the amount of the unitary fee to be retained by the Adviser and the services to be provided with respect to each Renewing Fund by the Adviser and further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work to be performed by each firm.

Economies of Scale. The Board noted that economies of scale may be realized as each Renewing Fund’s assets under management increased. The Board discussed the possibility that it may wish to consider the use of breakpoints in the Adviser’s fee in the event that a Renewing Fund’s assets grow substantially in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable under the Investment Management Agreement, are fair and reasonable with respect to each Renewing Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Investment Management Agreement was in the best interests of each Renewing Fund and its shareholders.

Approval of the Continuation of the Sub-Advisory Agreement with the Sun-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser expected to continue to provide substantially similar investment management services to BITC, including responsibility for the management of the securities and other assets of BITC, subject to the supervision and oversight of the Adviser, executing placement of orders and selection of brokers or dealers for such orders, general portfolio compliance with relevant law, responsibility for daily monitoring of portfolio exposures and quarterly reporting. The Board acknowledged that the Sub-Adviser’s personnel continues to possess a depth of knowledge and experience with ETFs and in the industry in general. The Trustees acknowledged that the Sub-Adviser is an RIA and provides a comprehensive suite of portfolio management, trading, operations and capital markets services to sponsors of index and active investment strategies. The Board noted that as of August 15, 2025, the Sub-Adviser has over $17.9 billion in assets under management across the U.S. and international equity, fixed income, commodity, real estate and other strategies. The Board concluded that the Sub-Adviser continues to have sufficient quality and depth of personnel, resources, and investment methods essential to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services that it provides to the Trust continues to be satisfactory.

Performance. The Board considered performance information for BITC. The Board noted that the Sub-Adviser was responsible for executing the strategy set forth by the Adviser and that it had been monitoring such performance on a quarterly basis since BITC’s inception. The Board noted that the Sub-Adviser’s performance in this respect was satisfactory.

Fees and Expenses. The Trustees acknowledged that the Adviser has agreed to pay an annual sub-advisory fee to the Sub-Adviser in an amount based on BITC’s average daily net assets. The Board noted that the Adviser is responsible for paying the entirety of the Sub-Adviser’s sub-advisory fee (from its unitary advisory fee), and that BITC does not directly pay the Sub-Adviser. The Board also acknowledged that since the sub-advisory fee is paid by the Adviser, there were no fee comparisons to review. However, the Board did request that such comparisons be provided in future approvals. The Board acknowledged that there were no expense limitations or fee waiver arrangements in place. After further discussion, the Board concluded that since the Sub-Adviser was to be paid from the advisory fee, the proposed fees were not unreasonable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Sub-Adviser or its affiliates from the Sub-Adviser’s relationship with BITC. They noted that the Sub-Adviser will not use soft dollars when executing portfolio transactions for BITC.

Economies of Scale. The Board noted that economies of scale may be realized as BITC’s assets increase. The Sub-Adviser seeks to share economies of scale it may generate with the Adviser, which it does in the form of breakpoint pricing.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, are fair and reasonable with respect to BITC. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of BITC and its shareholders.

Consideration of Continuation of Investment Management Agreements and Investment Sub-Advisory Agreements relating to the Cayman Subsidiaries

Lastly, at the September Meeting, the Board of the Trust, including a majority of the Independent Trustees, unanimously approved the continuation of each investment management agreement (the “Cayman Management Agreements”) between the Adviser and Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC (the Cayman subsidiary utilized by BITC), the Adviser and Bitwise Ethereum Strategy Cayman Subsidiary, LLC (the Cayman subsidiary utilized by AETH), and the Adviser and Bitwise Bitcoin and Ether Equal Weight

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

Strategy Cayman Subsidiary, LLC (the Cayman subsidiary utilized by the BTOP). The Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC, Bitwise Ethereum Strategy Cayman Subsidiary, LLC and Bitwise Bitcoin and Ether Equal Weight Strategy Cayman Subsidiary, LLC shall each be referred to as a “Cayman Subsidiary.” Each Cayman Subsidiary was organized to engage in the business of a controlled foreign corporation that holds and trades certain securities and instruments for the benefit of BITC, AETH and BTOP, as applicable. The Board of the Trust, including a majority of the Independent Trustees, also unanimously approved the continuation of the investment sub-advisory agreement (the “Cayman Sub-Advisory Agreement”) between the Adviser, Vident Advisory, LLC (“Vident” or the “Sub-Adviser”) and Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC (the Cayman subsidiary utilized by BITC).

At the September Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser (and Sub-Adviser, as applicable) to each Cayman Subsidiary; (ii) each Cayman Subsidiary’s expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser (and Sub-Adviser, as applicable) and its affiliates from their relationship with each Cayman Subsidiary; (iv) comparative fee and expense data for each Cayman Subsidiary; (v) the extent to which economies of scale would be realized as a Cayman Subsidiary grew and whether the overall advisory fee for each Cayman Subsidiary would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser (and Sub-Adviser, as applicable) from the relationship with each Cayman Subsidiary, including any fall-out benefits enjoyed by the Adviser (and Sub-Adviser, as applicable); and (vii) other factors the Board deemed relevant. The factors considered and the deliberations by the Board in connection with the approval of the Cayman Management Agreements and Cayman Sub-Advisory Agreement are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser (and Sub-Adviser, as applicable) and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser and Sub-Adviser. The Board deliberated on the approval of the Cayman Management Agreements and Cayman Sub-Advisory Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and Sub-Adviser. The information received and considered by the Board in connection with the Board’s determination to approve the Cayman Management Agreements and Cayman Sub-Advisory Agreement was both written and oral.

Approval of the Continuation of the Cayman Management Agreements with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Cayman Management Agreements, noting that the Adviser will be providing, among other things, a continuous investment program for the Cayman Subsidiary that is critical to the investment program it runs in connection with its service as investment adviser to the funds. The Trustees noted the responsibilities that the Adviser will have as investment adviser to each Cayman Subsidiary, including the oversight of the activities and operations of the investment sub-adviser to the Cayman Subsidiary underlying BITC and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to each Cayman Subsidiary. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s CCO regarding his review of the Adviser’s compliance program. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to each Cayman Subsidiary by the Adviser.

Performance. The Board noted that it did not evaluate the performance of each Cayman Subsidiary itself, as the performance of each Cayman Subsidiary is not the relevant inquiry as it would be when evaluating the performance of a traditional fund. Instead, the relevant inquiry was whether the Cayman Subsidiary was performing as intended as it related to the operation of the applicable Fund. The Board noted that it had received quarterly reports since each Fund’s inception regarding the operation of the Fund’s strategy (including the use of each Cayman Subsidiary) and in each such instance was satisfied that the Adviser was providing a high level of service to the Cayman Subsidiary. The Board considered the Adviser’s established track record with regard to the management of each Cayman Subsidiary, the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser continued to have the overall capability to perform its duties with respect to each Cayman Subsidiary under each Cayman Management Agreement.

Fees and Expenses. Regarding the costs of the services provided by the Adviser, the Board considered that the Adviser has a unitary fee arrangement with each Fund, pursuant to which the Adviser receives a management fee from each Fund and pays all Fund operating expenses, with certain exceptions, and including the sub-advisory fees (for BITC). The Board further considered that the Cayman Subsidiary is not assessed a management fee and will be included in the same fee arrangement as each Fund. The Board noted that the Cayman Subsidiary’s expenses will be paid by the Adviser pursuant to the unitary fee arrangement with each Fund.

Cost of Services to be Provided and Profitability. The Board noted that the Adviser does not receive separate compensation for managing the Cayman Subsidiaries, or any direct or indirect benefits from its relationship with the Cayman Subsidiaries.

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

Economies of Scale. The Board noted that the Adviser might realize economies of scale in managing each Fund as assets grow in size.

The Board noted, however, that any economies would, to some degree, be shared with each Fund’s shareholders through the fund’s unitary fee structure. In the event there were to be significant asset growth in each Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board noted that there would be no additional fee charged with respect to the Cayman Subsidiaries and that the Adviser would bear the expenses of the Cayman Subsidiaries.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of each Cayman Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of each Cayman Management Agreement were fair and reasonable to each Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of each Cayman Management Agreement for an additional term of one year was in the best interests of each Cayman Subsidiary and each Fund.

Approval of the Continuation of the Cayman Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Cayman Sub-Advisory Agreement, noting that the Sub-Adviser will be implementing, among other things, a continuous investment program for the Bitwise Bitcoin Strategy Optimum Yield Cayman Subsidiary, LLC that is critical to the investment program it runs in connection with its service as investment sub-adviser to the Fund. The Trustees noted the responsibilities that the Sub-Adviser will have as investment sub-adviser to the Cayman Subsidiary, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Cayman Subsidiary. In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s CCO regarding his review of the Sub-Adviser’s compliance program. The Board also considered the Sub-Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board also took into account its knowledge, acquired through discussions and reports at prior meetings and in between meetings, of the Sub-Adviser’s management and the quality of the performance of the Sub-Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the Cayman Subsidiary by the Sub-Adviser.

Performance. As discussed during its consideration of the continuation of the Cayman Management Agreements, the Board noted that it did not evaluate the performance of the Cayman Subsidiary itself, as the performance of the Cayman Subsidiary is not the relevant inquiry as it would be when evaluating the performance of a traditional fund. Instead, the relevant inquiry was whether the Cayman Subsidiary was performing as intended as it related to the operation of the applicable. The Board noted that it had received quarterly reports since BITC’s inception regarding the operation of the Fund’s strategy (including the use of the Cayman Subsidiary) and in each such instance was satisfied that the Sub-Adviser was providing a high level of service to the Cayman Subsidiary. The Board considered the Sub-Adviser’s established track record with regard to the management of the Cayman Subsidiary, the experience of its personnel and determined that the Sub-Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Sub-Adviser continued to have the overall capability to perform its duties with respect to the Cayman Subsidiary under the Cayman Sub-Advisory Agreement.

Fees and Expenses. Regarding the costs of the services provided by the Sub-Adviser, the Board considered that the Sub-Adviser does not charge a management fee for its services and all costs are otherwise borne by the Adviser.

Cost of Services to be Provided and Profitability. The Board noted that the Sub-Adviser does not receive separate compensation for managing the Cayman Subsidiary, or any direct or indirect benefits from its relationship with the Cayman Subsidiary.

Economies of Scale. The Board noted that the Sub-Adviser might realize economies of scale in managing BITC as the Fund’s assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the Fund’s shareholders through the fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth. The Board noted that there would be no additional fee charged with respect to the Cayman Subsidiary.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Cayman Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Cayman Sub-Advisory Agreement were fair and reasonable to the Cayman Subsidiary. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Cayman Sub-Advisory Agreement for an additional term of one year was in the best interests of the Cayman Subsidiary and BITC.

Approval of the Initial Term of the Investment Management Agreement and Investment Sub-Advisory Agreement Relating to the Bitwise Proficio Currency Debasement ETF

At a regularly scheduled meeting held on December 3, 2025 (the “December Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Bitwise Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment management

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

agreement (the “Investment Management Agreement”) between Bitwise Investment Manager, LLC (“BIM” or the “Adviser”) and the Trust, on behalf of the Bitwise Proficio Currency Debasement ETF (the “New Fund”), and an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and Proficio Capital Partners LLC (“Proficio” or the “Sub-Adviser”) with respect to the

New Fund.

Pursuant to Section 15 of the 1940 Act, each of the Investment Management Agreement and the Sub-Advisory Agreement must be approved with respect to the New Fund by: (i) the vote of the Board or shareholders of the New Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Management Agreement and the Sub-Advisory Agreement.

In addition to the written materials provided to the Board in advance of the December Meeting, representatives from the Adviser and Sub-Adviser provided the Board with an overview, during the December Meeting, of the New Fund’s proposed strategy, the services proposed to be provided to the New Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s and Sub-Adviser’s advisory business, including information on investment personnel, financial resources, experience, investment processes, risk management processes and liquidity management, and compliance programs. The representatives from the Adviser discussed the rationale for launching the New Fund, the New Fund’s proposed fees, and the operational aspects of the New Fund. The Board considered the Adviser’s and Sub-Adviser’s presentation and the materials it received in advance of the December Meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of the Trustees in considering the approval of the Investment Management Agreement and the Sub-Advisory Agreement. The Board also noted that the evaluation process with respect to the Adviser and Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at a prior meeting and between meetings with respect to the services to be provided by the Adviser and the Sub-Adviser. The Board deliberated on the approval of the Investment Management Agreement and the Sub-Advisory Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser and the Sub-Adviser. The information received and considered by the Board in connection with the Board’s determinations to approve the Investment Management Agreement and the Sub-Advisory Agreement was both written and oral.

At the December Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and the Sub-Adviser to the New Fund; (ii) the New Fund’s anticipated expenses and performance; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser and the Sub-Adviser and their respective affiliates from their relationship with the Trust and the New Fund; (iv) comparative fee and expense data for the New Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the New Fund grows and whether the overall advisory fee for the New Fund would enable investors to share in the benefits of economies of scale; (vi) any benefits to be derived by the Adviser and the Sub-Adviser from the relationship with the Trust and the New Fund, including any fall-out benefits enjoyed by the Adviser and the Sub-Adviser; and (vii) other factors the Board deemed relevant. The factors considered and the determinations made by the Board in connection with the approval of the Investment Management Agreement and the Sub-Advisory Agreement are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also took into account the recommendation of the Adviser and considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors. The Board considered approval of the Investment Management Agreement and the Sub-Advisory Agreement with respect to the New Fund separately.

Approval of the Investment Management Agreement with the Adviser

Nature, Extent and Quality of Services. The Trustees considered the scope of services to be provided under the Investment Management Agreement, noting that the Adviser will be providing, among other things, a continuous investment program for the New Fund, determining the assets to be purchased, retained or sold by the New Fund, and based on recommendations by Proficio for the New Fund, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the New Fund, including the oversight of the activities and operations of the service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the New Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as the responses of the Adviser to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, details about the New Fund, and information about the services to be provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. In considering the nature, extent, and quality of the services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports at a prior meeting and in between meetings, of the Adviser’s management and the quality of the performance of the Adviser’s duties. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by the Adviser.

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

Performance. The Board noted that because the New Fund had not yet commenced operations, they could not consider the New Fund’s past performance. The Board was presented with information about the New Fund’s investment strategy. The Board noted that the Adviser does not provide investment advisory services to other ETFs with investment policies and strategies comparable to the New Fund. The Board considered the presentation by the Adviser and the experience of its personnel and determined that the Adviser provided sufficient basis to permit the Board in its business judgment to conclude that the Adviser had the overall capability to perform its duties with respect to the New Fund under the Investment Management Agreement, and that the Adviser was expected to obtain an acceptable level of investment returns for the New Fund’s shareholders. The Board considered the qualifications of the proposed portfolio managers and agreed that the Adviser was well positioned to manage the strategies proposed.

Fees and Expenses. Regarding the costs of the services to be provided by the Adviser, the Board considered, among other expense data, a comparison of the New Fund’s proposed unitary fee compared to the advisory fee and expenses of its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board noted that while it found the comparative data generally useful, it recognized its limitations, including potential differences in the investment strategy of the New Fund relative to the strategies of the funds in the Selected Peer Group, as well as the level, quality and nature of the services to be provided by the Adviser with respect to the New Fund. The Board acknowledged that the Adviser intends to charge a unitary management fee of 0.85% for the New Fund, noting that the proposed unitary fee is the lowest rate at which the Adviser or any of its affiliates charges clients for providing investment advisory or analogous services and that it was within the range of advisory fees and expense ratios for the Selected Peer Group. The Board also took into account management’s discussion of the New Fund’s proposed unitary fee and the differences in the New Fund’s strategy from the Selected Peer Group. In considering the level of the advisory and sub-advisory fee with respect to the New Fund, the Board also noted that the Adviser did not manage any other accounts with a similar investment strategy. The Board did review a summary of all management fees charged by Bitwise Asset Management, Inc., an affiliate of the Adviser (“BAM”), across its suite of products, noting that the fees charged by BAM that provides services to entities which hold crypto assets that are not securities, are higher than the fees proposed to be charged by the Adviser. The Board then noted that the New Fund will be charged a unitary management fee, and that Proficio will receive a sub-advisory fee, noting that the Adviser will pay Proficio’s sub-advisory fee out of the unitary management fee it charges the New Fund and that the New Fund will not directly pay sub-advisory fees to Proficio. The Board acknowledged that the proposed advisory fee is on par with or slightly higher than other comparable funds in the Selected Peer Group. Based on its review, the Board concluded that the New Fund’s unitary fee appeared to be competitive and is otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board took into consideration that the advisory fee for the New Fund was a “unitary fee,” meaning the New Fund would pay no expenses other than the advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the New Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the New Fund, taking into account the Adviser’s anticipated profitability analysis with respect to the New Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the New Fund had not yet commenced operations and consequently, the future size of the New Fund and the Adviser’s future profitability were generally unpredictable.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by the Adviser or its affiliates from the Adviser’s relationship with the New Fund. They noted that the Adviser will not use soft dollars when executing portfolio transactions for the New Fund. They also noted that, to the extent that the New Fund is successful, it may lead to positive public relations for the Adviser.

Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the New Fund as assets grow in size. The Board noted, however, that any economies would, to some degree, be shared with the New Fund’s shareholders through the New Fund’s unitary fee structure. In the event there were to be significant asset growth in the New Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth and the possibility of adopting an expense reimbursement/fee waiver agreement or the introduction of fee breakpoints in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the Investment Management Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, including those discussed above and other factors, the Board, including separately a majority of the Independent Trustees, determined that the terms of the Investment Management Agreement, including the compensation payable thereunder, were fair and reasonable to the New Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Investment Management Agreement for an initial term of two years was in the best interests of the New Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent and Quality of Services. The Board acknowledged that it was being proposed that Proficio serve as Sub-Adviser to the New Fund. The Board considered that Proficio will be responsible for trading portfolio securities for the New Fund, subject to the

Bitwise Funds Trust

Board Considerations Regarding Approval of the Investment Management

Agreements and Sub-Advisory Agreement (Unaudited) (Continued)

supervision of the Adviser and the Board, noting that the Fund structure will provide a highly efficient way of offering investors protection against currency debasement. The Board acknowledged that it received a presentation from the representatives of Proficio earlier in the Meeting and was granted the opportunity to ask questions of the representatives of Proficio. The Trustees reviewed the background information on the key investment personnel who will be responsible for servicing BPRO, taking into account their education and noting the investment team’s experience. The Trustees acknowledged that Proficio is a registered investment adviser and a multi-family office dedicated to serving families as fiduciaries and provides a comprehensive suite of portfolio management, trading, operations and capital markets services to sponsors of index and active investment strategies. The Board noted that the New Fund will be managed in the same fashion as the assets are managed for Proficio’s clients and funds and that no client account managed by Proficio in a similar manner to the New Fund has been terminated since 2020. The Trustees discussed the process whereby the Adviser chose Proficio as Sub-Adviser to the New Fund. The Trustees concluded that Proficio was expected to provide quality service to the New Fund and its shareholders.

Performance. The Board noted that Proficio’s portfolio managers successfully serve as portfolio manager to other funds. The Board acknowledged that a significant amount of assets related to precious metals and crypto in the form of funds or ETFs are held by Proficio clients or funds, including Proficio’s Insurance Dedicated Fund, as a part of Proficio’s overall asset allocation. The Board noted that Proficio’s clients will be contributing money to seed the New Fund. The Board considered the qualifications of the proposed portfolio managers and agreed that Proficio has adequate experience and expertise to manage the New Fund and is well positioned to manage the proposed strategy.

Fees and Expenses. The Trustees acknowledged that the Adviser has agreed to pay an annual sub-advisory fee to Proficio. The Board noted that the Adviser is responsible for paying the entirety of Proficio’s sub-advisory fee (from its unitary advisory fee), and that the New Fund does not directly pay Proficio. The Board also acknowledged that since the sub-advisory fee is paid by the Adviser, there were no fee comparisons to review. The Board acknowledged that there were no expense limitations or fee waiver arrangements in place. The Board noted that Proficio does not serve as sub-adviser on any other ETFs or mutual funds with the same investment strategy as the New Fund and that Proficio only charges a management fee to their clients based on total assets under management managed by Proficio. They noted also that the management fee is not specific to precious metals or crypto assets and is determined on a client-by-client basis. The Board also noted that the proposed fee is lower than the standard fee charged by Proficio. After further discussion, the Board concluded that, since Proficio was to be paid from the advisory fee, the proposed fees were not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Proficio, noting that Proficio believes it can operate the New Fund to profitability, as it does not anticipate many incremental costs. The Trustees concluded that excessive profitability from Proficio’s relationship with the New Fund was not an issue at this time.

Fall-out Benefits. The Board noted that no other benefits are expected to be derived by Proficio or its affiliates from Proficio’s relationship with the New Fund. They noted that Proficio will not use soft dollars when executing portfolio transactions for the New Fund.

Economies of Scale. The Board noted that as the New Fund’s assets grow, Proficio may experience certain economies of scale. The Board noted that as the New Fund grows, Proficio’s process and team will not change. The Board discussed future opportunities for additional breakpoints as the assets of the New Fund grew.

Conclusion. Having requested and received such information from Proficio as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the New Fund and its future shareholders.

Bitwise Funds Trust

Additional Information (Unaudited)

Discount & Premium Information

Information regarding how often Shares of the Funds traded on NYSE Arca, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.bitwiseinvestments.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

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Investment Adviser Bitwise Investment Manager, LLC 250 Montgomery Street, Suite 200 San Francisco, CA 94104	Investment Sub-Adviser Vident Advisory, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, GA 30009	Custodian, Administrator, Securities Lending Agent & Transfer Agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10036

Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Independent Registered Public Accounting Firm KPMG LLP 375 9th Avenue New York, NY 10001	Legal Counsel Chapman and Cutler LLP 320 South Canal Street Chicago, IL 60606

Investment Sub-Adviser Proficio Capital Partners LLC 300 Washington Street, Suite 951 Newton, Massachusetts 02458	Bitwise Funds Trust 250 Montgomery Street, Suite 200, San Francisco, CA 94104

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Not applicable for semi-annual reporting period.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bitwise Funds Trust

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro, President
(principal executive officer)

Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul Fusaro, President
Paul Fusaro President
(principal executive officer)

Date: September 4, 2026

By (Signature and Title)*	/s/ James Gallo, Treasurer
James Gallo, Treasurer
(principal financial officer)

Date: September 4, 2026

*	Print the name and title of each signing officer under his or her signature.